T. ROWE PRICE Global Allocation Fund
January 31, 2026 Unaudited

Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.2%
Common Stocks 0.2%
Banco BBVA Argentina, ADR (USD) (1) 1,450 29
MercadoLibre (USD) (2) 399 857
Tenaris, ADR (USD)  1,325 59
Vista Energy, ADR (USD) (1)(2) 7,571 458
Total Argentina (Cost $415) 1,403
AUSTRALIA 0.5%
Common Stocks 0.5%
ALS  10,808 184
ANZ Group Holdings  10,060 256
Ausgold (2) 52,521 40
BHP Group  27,651 952
BHP Group (GBP) (1) 3,496 121
BlueScope Steel  2,652 55
Canva, Class B, Acquisition Date: 8/16/21 - 12/17/21,
Cost $179 (USD) (2)(3)(4) 105 173
Capricorn Metals (2) 16,617 156
Champion Iron  15,818 64
Cochlear  454 85
Downer EDI  21,240 118
Emerald Resources (2) 48,129 226
Evolution Mining  3,507 34
Frontier Digital Ventures (2) 319,660 68
Genesis Minerals (2) 4,573 23
Goodman Group  9,557 203
IDP Education (1) 12,583 55
Iluka Resources  12,444 46
Lynas Rare Earths (2) 4,911 49
Macquarie Group  1,278 188
Mirvac Group  32,051 44
Netwealth Group  1,884 32
Northern Star Resources  6,208 114
Predictive Discovery (2) 123,781 68
Ramelius Resources  9,311 29
Reliance Worldwide  17,104 44
Scentre Group  99,880 283
Southern Palladium (1)(2) 3,681 5
Sovereign Metals (1)(2) 12,767 6

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Telstra Group  43,251 147
Turaco Gold (2) 101,004 49
3,917
Convertible Preferred Stocks 0.0%
Canva, Series A, Acquisition Date: 11/4/21, Cost $7 (USD) (2)
(3)(4) 4 7
7
Corporate Bonds 0.0%
Transurban Finance, 2.45%, 3/16/31 (USD) (5) 140,000 127
Woodside Finance, 3.70%, 3/15/28 (USD) (5) 67,000 67
Woodside Finance, 4.50%, 3/4/29 (USD) (5) 105,000 105
299
Total Australia (Cost $2,844) 4,223
AUSTRIA 0.2%
Common Stocks 0.2%
ASTA Energy Solutions (2) 363 17
BAWAG Group  9,476 1,541
Erste Group Bank  2,698 351
OMV  1,663 99
Total Austria (Cost $571) 2,008
BAHRAIN 0.0%
Common Stocks 0.0%
Aluminium Bahrain  18,921 54
Total Bahrain (Cost $51) 54
BANGLADESH 0.0%
Common Stocks 0.0%
BRAC Bank  307,500 186
Marico Bangladesh  3,254 74
Square Pharmaceuticals  26,171 47
Total Bangladesh (Cost $228) 307

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
BELGIUM 0.1%
Common Stocks 0.1%
Aedifica  1,205 106
KBC Ancora  817 75
Syensqo (1) 478 40
Warehouses De Pauw  19,738 560
Total Belgium (Cost $611) 781
BRAZIL 0.3%
Common Stocks 0.3%
B3  53,884 166
Itau Unibanco Holding, ADR (USD)  47,050 404
Klabin  37,592 137
Localiza Rent a Car  41,782 385
Multiplan Empreendimentos Imobiliarios  22,822 143
NU Holdings, Class A (USD) (2) 31,710 563
Raia Drogasil  116,952 543
TOTVS  10,208 87
Vale  2,765 44
WEG  32,925 325
2,797
Preferred Stocks 0.0%
Klabin  1 —
Localiza Rent a Car (2) 438 4
4
Total Brazil (Cost $1,872) 2,801
CANADA 1.7%
Closed-End Mutual Funds 0.0%
Sprott Physical Uranium Trust (2) 2,500 56
56
Common Stocks 1.4%
Advantage Energy (2) 4,110 33
Agnico Eagle Mines  2,749 523
Agnico Eagle Mines (USD)  550 105

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Alamos Gold, Class A  5,678 210
Alamos Gold, Class A (USD) (1) 1,213 45
Americas Gold & Silver (2) 11,847 88
Americas Gold & Silver (USD) (2) 9,243 65
ARC Resources  4,775 89
Aris Mining (2) 22,750 394
Aritzia (2) 737 58
Artemis Gold (2) 6,024 175
Asante Gold (2) 14,844 20
AtkinsRealis Group  2,400 168
ATS (2) 2,370 67
Badger Infrastructure Solutions  3,614 204
Barrick Mining  16,826 769
Benz Mining, CDI (AUD) (2) 15,870 27
Brookfield (1) 4,107 187
BRP (1) 1,221 92
Cameco (USD)  1,817 224
Canadian Apartment Properties REIT (1) 1,849 52
Canadian National Railway (USD)  2,211 213
Canadian Natural Resources  5,704 212
Capstone Copper (2) 18,968 210
Cenovus Energy (1) 10,437 206
Colliers International Group (USD)  620 85
Constellation Software, Warrants, 3/31/40 (2)(3) 79 —
Definity Financial (1) 10,545 516
Descartes Systems Group (2) 2,139 160
Descartes Systems Group (USD) (2) 1,376 103
Discovery Silver (2) 15,603 110
DPM Metals  3,673 128
DPM Metals, CDI (AUD)  5,586 205
Dundee, Warrants, 12/16/26 (2) 2,854 —
Element Fleet Management  13,372 339
Enbridge (USD)  4,483 219
Endeavour Silver (2) 616 7
Energy Fuels (USD) (1)(2) 5,642 127
Equinox Gold (2) 5,988 86
ERO Copper (2) 11,041 370
Exchange Income (1) 2,756 192
First Mining Gold (2) 71,073 35
First Quantum Minerals (2) 7,331 207
Franco-Nevada  2,237 524
G Mining Ventures (2) 6,442 204
Gold Royalty (USD) (2) 1,281 5

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Great-West Lifeco  4,354 204
Headwater Exploration (1) 7,760 63
Ivanhoe Mines, Class A (2) 9,014 114
Jamieson Wellness  3,701 94
Kelt Exploration (2) 8,749 50
Kinaxis (2) 962 97
Kinross Gold  9,967 314
Lundin Gold  878 66
LunR Royalties (2) 1,009 13
Montage Gold (2) 2,907 26
National Bank of Canada  1,078 128
New Found Gold (2) 12,377 34
NGEx Minerals (2) 5,076 105
North West (1) 1,827 65
Omai Gold Mines (2) 41,582 52
OR Royalties (1) 7,382 291
Pet Valu Holdings (1) 3,000 60
Precision Drilling (2) 714 57
Richelieu Hardware (1) 2,595 78
Robex Resources (2) 6,615 29
Robex Resources, CDI (AUD) (2) 2,192 10
Shopify, Class A (2) 305 40
Shopify, Class A (USD) (2) 3,575 469
Skeena Resources (2) 5,764 164
Snowline Gold (2) 11,250 141
South Bow  2,418 69
StorageVault Canada  28,087 102
Suncor Energy  3,454 183
Suncor Energy (USD)  1,759 93
Tamarack Valley Energy  7,900 53
Teck Resources, Class B (USD)  2,986 161
TMX Group  1,320 49
Torex Gold Resources  352 17
Tourmaline Oil (1) 2,027 96
West Fraser Timber (1) 887 61
Wheaton Precious Metals  2,211 291
11,997
Corporate Bonds 0.2%
Bank of Montreal, Series J, VR, 4.439%, 1/14/32 (USD) (6) 90,000 90
Canadian Natural Resources, 2.95%, 7/15/30 (USD)  110,000 104
Canadian Pacific Railway, 1.75%, 12/2/26 (USD)  130,000 128
Canadian Pacific Railway, 2.875%, 11/15/29 (USD)  135,000 130

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Canadian Pacific Railway, 3.50%, 5/1/50 (USD)  155,000 112
Canadian Pacific Railway, 4.30%, 5/15/43 (USD)  25,000 22
Element Fleet Management, 4.641%, 11/24/30 (USD) (5) 160,000 160
Enbridge, 4.60%, 6/20/28 (USD)  15,000 15
Enbridge, 5.625%, 4/5/34 (USD)  65,000 68
Enbridge, 6.20%, 11/15/30 (USD)  45,000 48
National Bank of Canada, VR, 4.166%, 1/20/29 (USD) (6) 250,000 250
Rogers Communications, 5.00%, 2/15/29 (USD)  165,000 168
Royal Bank of Canada, 2.30%, 11/3/31 (USD)  250,000 225
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29
(USD)  35,000 36
Toronto-Dominion Bank, 4.994%, 4/5/29 (USD)  90,000 92
TR Finance, 3.35%, 5/15/26 (USD)  10,000 10
1,658
Government Bonds 0.1%
Province of Alberta, 3.30%, 3/15/28 (USD)  135,000 134
Province of British Columbia, 4.20%, 7/6/33 (USD)  320,000 317
Province of New Brunswick, 3.625%, 2/24/28 (USD)  250,000 249
700
Total Canada (Cost $8,811) 14,411
CAYMAN ISLANDS 0.1%
Common Stocks 0.0%
Talon Capital Sponsor, Class A, Acquisition Date: 9/2/25,
Cost $6 (USD) (2)(3)(4) 2,406 6

Convertible Preferred Stocks 0.1%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $89
(USD) (2)(3)(4) 1,810 589
589
Total Cayman Islands (Cost $95) 595
CHILE 0.1%
Common Stocks 0.0%
Antofagasta (GBP)  8,202 406
406

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.1%
Celulosa Arauco y Constitucion, 5.50%, 11/2/47 (USD)  250,000 225
Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29 (USD) (5) 220,000 209
434
Total Chile (Cost $535) 840
CHINA 1.6%
Common Stocks 1.2%
58.com (USD) (2)(3) 5,864 —
Alibaba Group Holding (HKD)  65,128 1,385
Alibaba Group Holding, ADR (USD) (1) 626 106
Aluminum Corp. of China, Class H (HKD)  32,000 56
ATRenew, ADR (USD) (2) 10,800 63
Baidu, Class A (HKD) (2) 4,002 77
BeOne Medicines, ADR (USD) (2) 152 52
Bosideng International Holdings (HKD)  116,000 71
Busy Ming Group, Class H (HKD) (2) 800 42
C&D International Investment Group (HKD)  24,000 49
China Construction Bank, Class H (HKD)  379,000 383
China Hongqiao Group (HKD)  19,000 87
China Pacific Insurance Group, Class H (HKD)  71,000 358
China Resources Beer Holdings (HKD)  43,500 145
China Resources Mixc Lifestyle Services (HKD)  71,000 420
China Tower, Class H (HKD)  150,500 217
CMOC Group, Class H (HKD)  144,000 405
H World Group (HKD)  28,500 137
H World Group, ADR (USD)  5,937 282
Hangzhou Tigermed Consulting, Class H (HKD)  8,400 59
iQIYI, ADR (USD) (1)(2) 33,224 69
Kanzhun, ADR (USD)  20,292 376
KE Holdings, ADR (USD)  4,351 81
KE Holdings, Class A (HKD)  27,471 175
Kingboard Laminates Holdings (HKD)  32,000 60
MINISO Group Holding (HKD)  14,800 69
NetEase (HKD)  12,745 330
PICC Property & Casualty, Class H (HKD)  120,000 248
Sany Heavy Industry, Class H (HKD) (2) 15,800 48
Shenzhou International Group Holdings (HKD)  55,600 442
Tencent Holdings (HKD)  31,463 2,418
Tencent Holdings, ADR (USD)  3,735 285
Tingyi Cayman Islands Holding (HKD)  40,000 61

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Tongcheng Travel Holdings (HKD)  25,200 75
Wanguo Gold Group (HKD)  28,000 43
WuXi AppTec, Class H (HKD)  15,800 225
Zepp Health, ADR (USD) (1)(2) 700 13
Zijin Gold International (HKD) (1)(2) 3,932 109
Zijin Mining Group, Class H (HKD)  62,000 323
ZTO Express Cayman (HKD)  13,674 302
10,146
Common Stocks - China A Shares 0.4%
Beijing Huafeng Test & Control Technology, A Shares (CNH)  2,701 117
China Jushi, A Shares (CNH)  44,700 137
Contemporary Amperex Technology, A Shares (CNH)  8,000 403
Dongguan Yiheda Automation, A Shares (CNH)  11,900 46
Electric Connector Technology, A Shares (CNH)  9,700 59
Hongfa Technology, A Shares (CNH)  44,324 183
Jiangsu Zhongtian Technology, A Shares (CNH)  39,300 126
LB Group, A Shares (CNH)  20,100 64
Loncin Motor, A Shares (CNH)  56,500 124
OmniVision Integrated Circuits Group, A Shares (CNH)  14,900 260
Riyue Heavy Industry, A Shares (CNH)  38,100 76
Sany Heavy Industry, A Shares (CNH)  91,400 288
Shenzhen Inovance Technology, A Shares (CNH)  8,800 95
Shenzhen YUTO Packaging Technology, A Shares (CNH)  19,700 82
TCL Technology Group, A Shares (CNH)  387,900 271
WUS Printed Circuit Kunshan, A Shares (CNH)  10,000 100
Xiamen Tungsten, A Shares (CNH)  14,700 118
Yantai Jereh Oilfield Services Group, A Shares (CNH)  9,800 124
Yunnan Aluminium, A Shares (CNH)  104,070 497
Zhejiang Dingli Machinery, A Shares (CNH)  8,600 70
Zhongji Innolight, A Shares (CNH)  2,500 232
3,472
Total China (Cost $8,624) 13,618
CYPRUS 0.0%
Common Stocks 0.0%
Bank of Cyprus Holdings  11,952 132
Total Cyprus (Cost $123) 132

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
CZECH REPUBLIC 0.0%
Common Stocks 0.0%
CSG (EUR) (2) 2,790 101
Total Czech Republic (Cost $82) 101
DENMARK 0.2%
Common Stocks 0.2%
Coloplast, Class B  3,686 315
Novo Nordisk, ADR (USD)  2,606 155
Novo Nordisk, Class B  14,112 838
Orsted (2) 24,190 544
Royal Unibrew  862 81
Zealand Pharma (1)(2) 1,557 104
Total Denmark (Cost $2,034) 2,037
EGYPT 0.0%
Common Stocks 0.0%
Commercial International Bank - Egypt  8,396 24
Total Egypt (Cost $17) 24
FINLAND 0.2%
Common Stocks 0.2%
Fortum  1,683 40
Kojamo (2) 32,523 368
Mandatum  23,911 195
Sampo, Class A  32,188 359
Stora Enso, Class R  46,774 538
UPM-Kymmene (1) 4,224 117
Valmet  2,774 95
Total Finland (Cost $1,295) 1,712
FRANCE 1.5%
Common Stocks 1.4%
Air Liquide  2,190 410
Airbus  6,389 1,463
Alstom (2) 2,395 77

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
ArcelorMittal  4,627 251
AXA  14,059 641
Beneteau  8,533 80
BNP Paribas  2,574 278
Cie de Saint-Gobain  1,608 159
Dassault Aviation  645 245
Edenred  13,135 275
Engie  15,824 472
EssilorLuxottica  629 192
Eurofins Scientific  2,304 186
Exosens  1,456 93
Forvia (2) 2,603 43
Hermes International  38 91
Kering  545 170
L'Oreal  515 237
Lectra (1) 2,786 75
Legrand  1,591 254
Nexity (1)(2) 9,181 104
Planisware (1) 3,671 87
Robertet  136 136
Safran  1,267 453
Sanofi  5,137 485
Sartorius Stedim Biotech  2,159 483
Schneider Electric  2,092 600
Societe Generale  13,035 1,142
SPIE  16,281 892
TotalEnergies  21,086 1,534
Vinci  2,087 300
Virbac  487 203
Vivendi  23,845 67
12,178
Corporate Bonds 0.1%
BNP Paribas, VR, 2.871%, 4/19/32 (USD) (5)(6) 350,000 320
Orange, 4.75%, 1/13/33 (USD) (5) 200,000 199
TotalEnergies Capital USA, 4.569%, 1/13/33 (USD)  190,000 190
709
Total France (Cost $7,889) 12,887

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
GEORGIA 0.0%
Common Stocks 0.0%
Lion Finance Group (GBP)  246 34
Total Georgia (Cost $26) 34
GERMANY 1.2%
Common Stocks 1.2%
Adesso  163 16
adidas  2,996 531
BASF  1,188 64
Bechtle  1,808 94
Beiersdorf  2,366 282
Daimler Truck Holding (1) 10,493 508
Deutsche Post  2,032 114
Deutsche Telekom  23,322 783
flatexDEGIRO  5,690 278
Heidelberg Materials  948 260
Hypoport (1)(2) 352 41
Infineon Technologies  12,406 606
IONOS Group (2) 2,330 75
KION Group  3,760 266
LEG Immobilien  939 68
Mercedes-Benz Group  1,195 82
Merck  2,339 348
Muenchener Rueckversicherungs-Gesellschaft  198 120
Pfisterer Holding (2) 599 52
QIAGEN  2,636 140
Redcare Pharmacy (1)(2) 3,010 222
Rheinmetall  228 483
SAP  6,250 1,248
Schott Pharma  6,924 118
Siemens  7,428 2,246
Siemens Energy (2) 625 106
Siemens Healthineers  9,375 468
Springer Nature  8,045 167
Symrise  2,040 172
thyssenkrupp  2,861 38
9,996

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.0%
Daimler Trucks Finance North America, 3.65%, 4/7/27
(USD) (5) 155,000 155
Mercedes-Benz Finance North America, 4.80%, 3/30/26
(USD) (5) 155,000 155
310
Preferred Stocks 0.0%
Volkswagen  984 119
119
Total Germany (Cost $7,040) 10,425
GREECE 0.0%
Common Stocks 0.0%
National Bank of Greece  1,705 30
Total Greece (Cost $30) 30
HONG KONG 0.2%
Common Stocks 0.2%
AIA Group  61,600 711
CK Hutchison Holdings  11,000 89
Galaxy Entertainment Group  16,000 81
Hongkong Land Holdings (USD)  11,600 98
Kerry Properties  17,500 53
Samsonite Group  56,300 143
Sun Hung Kai Properties  6,583 106
Swire Properties  28,000 85
Techtronic Industries  12,500 170
Wharf Real Estate Investment  8,000 28
Total Hong Kong (Cost $998) 1,564
HUNGARY 0.1%
Common Stocks 0.1%
OTP Bank  4,854 611
Total Hungary (Cost $137) 611

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
ICELAND 0.0%
Common Stocks 0.0%
Alvotech (2) 2,255 12
Alvotech (USD) (2) 4,454 24
Arion Banki  61,468 100
Total Iceland (Cost $153) 136
INDIA 0.8%
Common Stocks 0.8%
Apollo Hospitals Enterprise  2,386 181
Astral  8,566 138
Axis Bank  8,131 121
Bajaj Finance  25,316 256
Bharti Airtel  27,654 593
Blue Star  4,046 80
Coforge  13,250 238
Craftsman Automation  272 22
Cummins India  6,877 308
Divi's Laboratories  2,408 159
Dixon Technologies India  583 66
Eternal (2) 34,552 103
HDFC Bank  17,401 176
HDFC Life Insurance  35,069 279
Hexaware Technologies  8,444 64
Hindalco Industries  4,184 44
ICICI Bank  53,136 783
ICICI Bank, ADR (USD)  2,290 67
Info Edge India  5,425 74
InterGlobe Aviation  215 11
Jindal Stainless  1,686 15
Jindal Steel  1,860 23
JSW Steel  2,640 35
KEI Industries  968 42
Kotak Mahindra Bank  115,040 510
Larsen & Toubro  8,443 361
Lenskart Solutions (2) 11,053 55
LG Electronics India (2) 323 5
MakeMyTrip (USD) (1)(2) 2,785 174
Metro Brands  4,172 48
Nexus Select Trust  22,845 38

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
NTPC  31,605 122
Page Industries  181 65
Polycab India  1,904 145
Power Grid Corp. of India  66,734 186
Prudent Corporate Advisory Services  2,176 57
Reliance Industries  34,220 520
Sapphire Foods India (2) 20,865 43
Swiggy (2) 17,980 61
Tata Steel  38,370 80
Titan  4,964 215
Torrent Pharmaceuticals  1,768 76
Vedant Fashions  4,288 23
Total India (Cost $5,800) 6,662
INDONESIA 0.1%
Common Stocks 0.1%
Bank Central Asia  1,256,700 555
Bank Rakyat Indonesia Persero  244,800 56
Telkom Indonesia Persero  455,100 97
Total Indonesia (Cost $456) 708
IRELAND 0.3%
Common Stocks 0.3%
DCC (GBP) (1) 1,308 83
James Hardie Industries, CDI (AUD) (2) 1,967 45
Kingspan Group  5,509 480
Ryanair Holdings  2,459 83
Ryanair Holdings, ADR (USD)  4,073 287
TE Connectivity (USD)  6,638 1,479
2,457
Corporate Bonds 0.0%
AerCap Ireland Capital, 2.45%, 10/29/26 (USD)  150,000 149
149
Total Ireland (Cost $1,762) 2,606
ISRAEL 0.0%
Common Stocks 0.0%
CyberArk Software (USD) (2) 507 219

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Tower Semiconductor (USD) (2) 196 26
Total Israel (Cost $210) 245
ITALY 0.6%
Common Stocks 0.6%
Amplifon (1) 24,447 394
Banca Mediolanum  2,770 65
Carel Industries  5,599 139
Enel  22,571 250
Ermenegildo Zegna (USD) (1) 12,177 106
Ferrari  1,807 603
FinecoBank Banca Fineco  6,199 164
Generali (1) 9,271 378
GVS (1)(2) 9,939 49
Interpump Group (1) 4,057 235
Intesa Sanpaolo  31,041 220
Leonardo  3,068 205
Moncler  2,680 156
PRADA (HKD)  47,800 244
Prysmian  4,552 539
Stellantis  5,220 51
UniCredit  10,254 894
4,692
Corporate Bonds 0.0%
Enel Finance International, 2.125%, 7/12/28 (USD) (5) 200,000 191
191
Total Italy (Cost $3,091) 4,883
JAPAN 3.3%
Common Stocks 3.2%
Aiful  84,000 299
Air Water  10,000 152
Ajinomoto  9,100 208
Asahi Group Holdings  10,700 112
Asics  9,900 238
Calbee (1) 2,900 57
Chugai Pharmaceutical  9,700 554
CKD (1) 8,100 216
Cover (1)(2) 15,900 167

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Daicel  17,800 168
Daiei Kankyo (1) 5,400 142
Daiichi Sankyo  5,600 103
Daiwabo Holdings (1) 7,100 140
Disco  200 85
Food & Life  1,500 82
Fujikura  400 50
Fujitsu  5,200 145
Fukuoka Financial Group  2,100 76
Fuso Chemical  3,300 159
Hanwa  7,600 387
Hikari Tsushin  700 193
Hitachi  26,200 909
Honda Motor  8,400 84
Horiba (1) 2,700 320
Hoya  1,500 252
Invincible Investment (1) 90 38
Isetan Mitsukoshi Holdings (1) 16,600 266
Isuzu Motors  5,400 87
ITOCHU  26,800 343
Japan Prime Realty Investment  70 47
Japan Real Estate Investment  55 44
JFE Holdings  1,300 18
Kawasaki Heavy Industries (1) 800 67
KDDI  21,700 366
Keyence  300 110
Kitazato (1)(2) 9,100 88
Komatsu  5,700 218
Konica Minolta (1) 54,300 238
Kubota  3,900 60
Kyoritsu Maintenance (1) 4,400 80
Kyushu Railway  5,400 138
Maeda Kosen  6,700 80
MatsukiyoCocokara (1) 3,700 59
MINEBEA MITSUMI  4,400 90
Mitsubishi Electric  21,300 666
Mitsubishi Estate  28,900 737
Mitsubishi Heavy Industries  2,300 68
Mitsubishi UFJ Financial Group  78,300 1,418
Mitsui Fudosan  30,700 352
Miura  12,900 265
MS&AD Insurance Group Holdings  14,800 377
Nakanishi  9,900 139

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
NEC  6,900 234
Nextage  19,200 407
NIDEC  6,600 94
Nifco  2,700 84
Nintendo  6,300 390
Nippon Prologis REIT  66 39
Nippon Sanso Holdings (1) 5,000 152
Nippon Seiki  10,100 164
Nippon Soda  8,800 210
Nippon Steel (1) 74,900 312
Niterra  7,000 306
Nomura Research Institute  900 27
Obara Group (1) 5,300 129
Oji Holdings  42,300 251
Olympus  12,200 146
Open House Group  4,900 288
ORIX (1) 19,500 594
Panasonic Holdings  10,300 141
Park24  9,100 127
Penta-Ocean Construction (1) 20,900 219
Persol Holdings (1) 42,200 74
Rakuten Bank (1)(2) 1,500 72
Recruit Holdings  11,700 616
Relo Group (1) 14,500 165
Renesas Electronics (2) 54,800 911
Rengo (1) 25,600 219
Resona Holdings  31,100 363
Resorttrust  9,700 113
Rigaku Holdings  12,800 100
Round One (1) 27,700 196
Sakata INX (1) 12,300 189
Sankyu  2,200 131
Sanrio (1) 1,200 37
Sega Sammy Holdings  14,100 221
Seven & i Holdings  39,300 563
Shimizu  7,200 128
Shin-Etsu Chemical  16,500 543
Sony Group  36,400 803
Strike (1) 2,300 63
Subaru  5,600 120
SUMCO  5,200 54
Sumitomo  18,000 731
Sumitomo Mitsui Trust Group  6,700 224

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Sumitomo Seika Chemicals  1,600 55
Suzuki Motor  10,800 147
Taiheiyo Cement  15,200 418
Takashimaya (1) 16,500 206
Takeda Pharmaceutical  5,000 170
Takeuchi Manufacturing (1) 2,500 104
Tokio Marine Holdings  5,700 212
Tokyo Electron  1,000 266
Tokyo Kiraboshi Financial Group  4,100 268
Tokyo Seimitsu (1) 4,000 362
Tokyo Tatemono  12,100 285
Toyo Tire  10,800 291
Toyota Motor  50,700 1,149
Tsuruha Holdings (1) 15,000 239
Unicharm  18,300 111
Yamaha (1) 6,300 46
Yokogawa Electric  3,500 117
27,153
Corporate Bonds 0.1%
Mitsubishi UFJ Financial Group, VR, 1.538%, 7/20/27
(USD) (6) 300,000 296
NTT Finance, 4.876%, 7/16/30 (USD) (5) 200,000 204
500
Total Japan (Cost $17,855) 27,653
KAZAKHSTAN 0.1%
Common Stocks 0.1%
Halyk Savings Bank of Kazakhstan, GDR (USD)  7,096 228
Kaspi.KZ, ADR (USD) (2) 1,877 143
NAC Kazatomprom, GDR (USD)  3,777 309
Total Kazakhstan (Cost $265) 680
KENYA 0.0%
Common Stocks 0.0%
Equity Group Holdings  311,900 162
Total Kenya (Cost $114) 162

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
LITHUANIA 0.0%
Common Stocks 0.0%
Ignitis Grupe  3,744 100
Total Lithuania (Cost $91) 100
MAURITIUS 0.0%
Common Stocks 0.0%
Alphamin Resources (CAD)  68,321 67
Total Mauritius (Cost $44) 67
MEXICO 0.2%
Common Stocks 0.2%
Arca Continental  23,429 264
Grupo Aeroportuario del Pacifico, ADR (USD) (1) 860 236
Grupo Aeroportuario del Sureste, ADR (USD) (1) 249 86
Grupo Mexico, Series B  67,408 744
Industrias Penoles (2) 2,164 125
1,455
Corporate Bonds 0.0%
BBVA Mexico Institucion De Banca Multiple Grupo Financiero,
5.25%, 9/10/29 (USD)  215,000 221
221
Government Bonds 0.0%
United Mexican States, 3.50%, 2/12/34 (USD)  305,000 263
263
Total Mexico (Cost $1,308) 1,939
MOROCCO 0.1%
Common Stocks 0.1%
Attijariwafa Bank  2,766 223
Cash Plus (2) 322 10
Hightech Payment Systems  3,223 186
Label Vie  211 98

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Vicenne (2) 526 25
Total Morocco (Cost $441) 542
NETHERLANDS 1.1%
Common Stocks 1.0%
Aalberts  1,863 72
ABN AMRO Bank, CVA  6,564 242
Adyen (2) 460 682
AerCap Holdings (USD)  2,298 330
Akzo Nobel  1,127 79
Argenx, ADR (USD) (2) 539 453
ASM International  108 91
ASML Holding  1,913 2,743
ASML Holding (USD)  338 481
ASR Nederland  1,259 91
BE Semiconductor Industries  722 140
CVC Capital Partners  30,935 550
Heineken  1,396 115
IMCD  1,789 167
ING Groep  20,941 618
Koninklijke Philips  16,351 470
Magnum Ice Cream (1)(2) 4,296 76
Magnum Ice Cream (GBP) (2) 5,277 94
Meridian Mining (CAD) (2) 17,411 20
Prosus  7,227 416
Signify (1) 3,107 66
Universal Music Group  18,818 461
Wolters Kluwer  3,037 285
8,742
Corporate Bonds 0.1%
JDE Peet's, 1.375%, 1/15/27 (USD) (5) 290,000 283
NXP, 2.65%, 2/15/32 (USD)  375,000 336
619
Total Netherlands (Cost $5,051) 9,361
NEW ZEALAND 0.0%
Common Stocks 0.0%
Fisher & Paykel Healthcare  4,266 100
100

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.0%
Westpac New Zealand, 5.195%, 2/28/29 (USD) (5) 200,000 206
206
Total New Zealand (Cost $211) 306
NIGERIA 0.0%
Common Stocks 0.0%
Dangote Cement  9,972 4
Guaranty Trust Holding  965,281 69
Nestle Nigeria (2) 20,994 33
Total Nigeria (Cost $55) 106
NORWAY 0.2%
Common Stocks 0.2%
DNB Bank  21,470 616
Equinor  9,578 257
Norsk Hydro  7,362 65
Subsea 7  7,551 193
TGS  19,123 202
Var Energi  7,479 27
Total Norway (Cost $783) 1,360
OMAN 0.0%
Common Stocks 0.0%
Bank Muscat  92,527 87
OQ Gas Networks  297,457 159
Total Oman (Cost $189) 246
PAKISTAN 0.0%
Common Stocks 0.0%
Air Link Communication  44,000 29
Bank Alfalah  187,159 85
Habib Bank  26,575 32
Systems  124,869 69
Total Pakistan (Cost $167) 215

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
PERU 0.1%
Common Stocks 0.1%
Credicorp (USD)  27 10
InRetail Peru (USD)  3,221 92
Southern Copper (USD) (1) 2,614 497
599
Government Bonds 0.0%
Republic of Peru, 5.375%, 2/8/35 (USD)  40,000 41
41
Total Peru (Cost $280) 640
PHILIPPINES 0.0%
Common Stocks 0.0%
BDO Unibank  110,104 252
International Container Terminal Services  2,250 25
SM Investments  4,830 57
Total Philippines (Cost $278) 334
POLAND 0.1%
Common Stocks 0.1%
Bank Polska Kasa Opieki  11,474 698
Pepco Group  12,344 101
799
Government Bonds 0.0%
Republic of Poland, Series 10Y, 3.25%, 4/6/26 (USD)  55,000 55
55
Total Poland (Cost $733) 854
PORTUGAL 0.2%
Common Stocks 0.2%
Banco Comercial Portugues, Class R  127,715 138
Galp Energia  26,263 523
Jeronimo Martins  24,806 585
Total Portugal (Cost $703) 1,246

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
QATAR 0.0%
Common Stocks 0.0%
Qatar National Bank  56,704 309
Total Qatar (Cost $261) 309
ROMANIA 0.1%
Common Stocks 0.1%
Banca Transilvania  41,790 315
MED Life (2) 31,381 97
OMV Petrom  782,709 185
597
Government Bonds 0.0%
Republic of Romania, 6.625%, 5/16/36 (USD) (5) 200,000 209
209
Total Romania (Cost $474) 806
RUSSIA 0.0%
Common Stocks 0.0%
Alrosa (2)(3) 80,680 —
Polyus (2)(3) 2,940 —
Total Russia (Cost $180) —
SAUDI ARABIA 0.1%
Common Stocks 0.1%
Al Rajhi Bank  15,931 455
Saudi Arabian Mining (2) 4,308 88
Saudi National Bank  51,306 613
Total Saudi Arabia (Cost $900) 1,156
SINGAPORE 0.3%
Common Stocks 0.3%
CapitaLand Integrated Commercial Trust  31,440 59
City Developments  5,400 40
DBS Group Holdings  6,480 301

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Digital Core REIT Management (USD)  41,200 22
Keppel DC REIT  31,300 56
NTT DC REIT (USD) (2) 69,600 71
Sea, ADR (USD) (2) 14,817 1,726
United Overseas Bank  5,400 163
Total Singapore (Cost $2,059) 2,438
SLOVENIA 0.1%
Common Stocks 0.1%
Nova Ljubljanska Banka  436 96
Nova Ljubljanska Banka, GDR (1) 16,639 725
Total Slovenia (Cost $420) 821
SOUTH AFRICA 0.3%
Common Stocks 0.3%
Anglogold Ashanti  3,798 343
Capitec Bank Holdings  1,263 339
Clicks Group  11,285 225
Gold Fields  6,249 309
Harmony Gold Mining  2,916 62
Impala Platinum Holdings  10,844 202
Northam Platinum Holdings  4,074 97
Sibanye Stillwater (2) 25,292 110
Valterra Platinum  2,896 260
1,947
Corporate Bonds 0.0%
Anglo American Capital, 2.625%, 9/10/30 (USD) (5) 200,000 184
184
Total South Africa (Cost $949) 2,131
SOUTH KOREA 0.9%
Common Stocks 0.9%
Cosmax (2) 523 73
DB Insurance  1,593 157
HD Hyundai Marine Solution  460 58
Hyundai Marine & Fire Insurance (2) 3,129 61
Hyundai Mobis  1,105 345
Hyundai Motor  457 159

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
JYP Entertainment (2) 2,052 105
KB Financial Group  4,038 378
KT  4,867 203
KT, ADR (USD)  5,293 111
LG Chem  852 183
POSCO Holdings  281 68
Samsung Electronics  34,409 3,801
SK hynix  2,894 1,807
SK Square (2) 677 265
SM Entertainment (2) 2,708 217
Total South Korea (Cost $3,089) 7,991
SPAIN 0.4%
Common Stocks 0.4%
Aedas Homes  2,154 61
Amadeus IT Group  8,414 564
Banco Bilbao Vizcaya Argentaria  46,341 1,176
Banco Santander  50,083 639
Fluidra  4,112 120
HBX Group International (1)(2) 6,405 60
Indra Sistemas (1) 2,095 135
Laboratorios Farmaceuticos Rovi  2,558 218
Linea Directa Aseguradora Cia de Seguros y Reaseguros  175,552 245
Neinor Homes  2,755 66
Puig Brands, Class B (1) 3,761 75
3,359
Corporate Bonds 0.0%
Banco Santander, 3.49%, 5/28/30 (USD)  200,000 193
193
Total Spain (Cost $2,582) 3,552
SRI LANKA 0.0%
Common Stocks 0.0%
Digital Mobility Solutions Lanka  84,824 45
Total Sri Lanka (Cost $44) 45

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SWEDEN 0.5%
Common Stocks 0.5%
Asker Healthcare Group (2) 12,338 104
Assa Abloy, Class B  10,632 430
Autoliv, SDR  1,243 149
Beijer Ref  5,428 77
Camurus (1)(2) 1,826 137
Essity, Class B  10,154 301
HMS Networks (1)(2) 1,426 64
Mildef Group (1) 2,936 43
Millicom International Cellular (USD)  2,591 158
MIPS  2,439 76
Munters Group  3,247 64
NOBA Bank Group (2) 8,042 105
Nordnet (1) 2,649 86
Rusta  8,405 77
Sandvik  22,644 894
Skandinaviska Enskilda Banken, Class A  11,230 241
Spotify Technology (USD) (2) 260 130
Swedbank, Class A  5,510 214
Telefonaktiebolaget LM Ericsson, Class B  27,528 298
Trelleborg, Class B  1,896 77
Troax Group  2,887 47
Total Sweden (Cost $2,491) 3,772
SWITZERLAND 0.8%
Common Stocks 0.8%
ABB  4,510 388
Alcon (USD) (1) 2,900 235
Bossard Holding (1) 273 54
Cie Financiere Richemont, Class A  1,341 260
DKSH Holding  2,040 150
Georg Fischer (1) 1,318 88
Holcim  2,396 247
Julius Baer Group  2,437 204
Montana Aerospace (2) 8,522 368
Nestle  11,337 1,082
Novartis  4,492 666
Partners Group Holding (1) 229 312
Roche Holding  2,866 1,303

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SKAN Group (1) 453 34
Sonova Holding  1,425 390
Straumann Holding (1) 2,738 329
Tecan Group  576 102
UBS Group  5,499 260
Total Switzerland (Cost $4,357) 6,472
TAIWAN 1.3%
Common Stocks 1.3%
Airtac International Group  3,000 109
ASE Technology Holding  32,000 298
Bizlink Holding  7,000 284
China Steel  34,000 22
CTBC Financial Holding  233,000 375
Delta Electronics  14,000 534
E Ink Holdings  18,000 100
Elite Material  3,000 163
Hon Hai Precision Industry  104,000 719
King Yuan Electronics  67,000 621
Lotes  1,000 45
MPI  2,000 158
Nan Ya Printed Circuit Board  5,000 61
Taiwan Semiconductor Manufacturing  117,000 6,470
Taiwan Semiconductor Manufacturing, ADR (USD)  2,472 817
Unimicron Technology  39,000 464
Universal Microwave Technology  4,000 138
Total Taiwan (Cost $3,263) 11,378
THAILAND 0.0%
Common Stocks 0.0%
CP ALL  201,700 279
True, NVDR  102,300 38
Total Thailand (Cost $332) 317
TÜRKIYE 0.1%
Common Stocks 0.1%
BIM Birlesik Magazalar  19,114 292
TAV Havalimanlari Holding (2) 8,238 66
Total Türkiye (Cost $293) 358

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
UNITED ARAB EMIRATES 0.0%
Common Stocks 0.0%
Abu Dhabi Commercial Bank  52,625 218
Total United Arab Emirates (Cost $204) 218
UNITED KINGDOM 2.8%
Common Stocks 2.6%
3i Group  4,175 192
Admiral Group  3,428 129
Anglo American  5,725 265
ARM Holdings, ADR (USD) (2) 1,100 116
AstraZeneca  16,144 3,008
Auction Technology Group (2) 28,156 119
Aviva  84,443 736
Baltic Classifieds Group  2,166 6
Barclays  149,287 996
Big Yellow Group  13,745 195
BP  52,276 331
Bridgepoint Group  67,166 250
British American Tobacco  2,233 135
BT Group  138,921 365
Bunzl  12,339 346
Compass Group  11,231 337
Croda International  5,036 188
Diageo  7,288 168
Diploma  1,113 81
Dowlais Group  39,641 51
Experian  4,676 177
Genuit Group  18,480 84
Genus  4,784 207
Georgia Capital (2) 1,777 82
Glencore  51,237 349
GSK, ADR (USD) (1) 3,910 202
Helios Towers (2) 104,733 249
HSBC Holdings  19,706 348
ICG  5,635 140
Imperial Brands  6,386 269
Informa  33,750 407
InterContinental Hotels Group (USD)  310 42
Investec  8,808 73

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Kingfisher  33,423 154
Klarna Group (USD) (2) 1,233 28
Lloyds Banking Group  711,493 1,062
Marks & Spencer Group  76,753 385
Melrose Industries  15,255 131
National Grid  48,773 829
Next  1,177 214
Oxford Nanopore Technologies (1)(2) 30,136 64
Persimmon  13,029 251
Prudential  7,676 126
QinetiQ Group  16,897 116
RELX  2,149 76
Renishaw  2,030 106
Rio Tinto  2,258 206
Rolls-Royce Holdings  51,120 855
Rosebank Industries (2) 13,006 62
Rotork  44,588 216
Segro  79,897 832
Shell (EUR)  18,478 712
Shell  9,987 384
Shell, ADR (USD)  5,499 424
Smiths Group  3,215 110
Spirax Group  2,606 260
SSE  4,828 161
Standard Chartered  45,195 1,156
Syncona (2) 28,376 38
Taylor Wimpey  47,752 70
Unilever (EUR)  2,459 167
Unilever  25,448 1,731
Watches of Switzerland Group (2) 15,522 111
Weir Group  4,528 200
Wise, Class A (2) 18,503 239
WPP  16,328 68
Yellow Cake (2) 6,166 58
YouGov  17,332 57
22,302
Convertible Preferred Stocks 0.0%
Yulife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $9 (2)(3)(4) 475 6
6

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.2%
Barclays, VR, 2.279%, 11/24/27 (USD) (6) 335,000 330
BAT Capital, 4.39%, 8/15/37 (USD)  125,000 115
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (USD) (5) 210,000 205
HSBC Holdings, VR, 2.206%, 8/17/29 (USD) (6) 200,000 191
HSBC Holdings, VR, 7.399%, 11/13/34 (USD) (6) 200,000 227
Nationwide Building Society, 1.50%, 10/13/26 (USD) (5) 405,000 398
RELX Capital, 3.00%, 5/22/30 (USD)  100,000 95
Santander U.K. Group Holdings, VR, 2.469%, 1/11/28
(USD) (6) 200,000 197
1,758
Total United Kingdom (Cost $16,208) 24,066
UNITED STATES 71.6%
Asset-Backed Securities 0.6%
Affirm Master Trust, Series 2025-2A, Class A, 4.67%,
7/15/33 (5) 130,000 131
ARI Fleet Lease Trust, Series 2023-B, Class A2, 6.05%,
7/15/32 (5) 28,671 29
ARI Fleet Lease Trust, Series 2026-A, Class A2, 3.96%,
11/15/34 (5) 100,000 100
Avis Budget Rental Car Funding AESOP, Series 2025-3A,
Class A, 4.17%, 2/20/30 (5) 100,000 100
Bridgecrest Lending Auto Securitization Trust, Series 2026-1,
Class A3, 4.04%, 12/17/29  35,000 35
CarMax Auto Owner Trust, Series 2025-4, Class A4, 4.08%,
6/16/31  30,000 30
Carvana Auto Receivables Trust, Series 2021-P4, Class C,
2.33%, 2/10/28  155,000 151
Carvana Auto Receivables Trust, Series 2025-P4, Class A4,
4.25%, 11/10/31  40,000 40
Chase Auto Owner Trust, Series 2025-1A, Class A3, 4.29%,
6/25/30 (5) 60,000 61
CyrusOne Data Centers Issuer I, Series 2024-2A, Class A2,
4.50%, 5/20/49 (5) 140,000 137
Driven Brands Funding, Series 2020-2A, Class A2, 3.237%,
1/20/51 (5) 120,480 117
Driven Brands Funding, Series 2021-1A, Class A2, 2.791%,
10/20/51 (5) 121,432 115
Elara HGV Timeshare Issuer, Series 2023-A, Class A, 6.16%,
2/25/38 (5) 47,661 49

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Elara HGV Timeshare Issuer, Series 2023-A, Class B, 6.53%,
2/25/38 (5) 47,661 49
Enterprise Fleet Financing, Series 2025-3, Class A3, 4.46%,
9/20/29 (5) 70,000 71
Exeter Automobile Receivables Trust, Series 2025-4A, Class
B, 4.40%, 5/15/30  55,000 55
Exeter Automobile Receivables Trust, Series 2025-5A, Class
A3, 4.24%, 11/15/29  35,000 35
Exeter Select Automobile Receivables Trust, Series 2025-2,
Class A3, 4.43%, 8/15/30  45,000 45
Fortress Credit BSL XIX, Series 2023-2A, Class A1R, CLO,
FRN, 3M TSFR + 1.35%, 5.018%, 7/24/36 (5) 270,000 271
Hardee's Funding, Series 2024-1A, Class A2, 7.253%,
3/20/54 (5) 83,503 86
Hilton Grand Vacations Trust, Series 2025-2A, Class A,
4.54%, 5/25/44 (5) 77,751 78
Jamestown XV, Series 2020-15A, Class A1R, CLO, FRN, 3M
TSFR + 1.37%, 5.042%, 7/15/35 (5) 250,000 251
MVW, Series 2019-2A, Class A, 2.22%, 10/20/38 (5) 31,806 32
MVW, Series 2021-1WA, Class B, 1.44%, 1/22/41 (5) 16,132 16
Navient Private Education Refi Loan Trust, Series 2019-CA,
Class A2, 3.13%, 2/15/68 (5) 45,509 45
Navient Private Education Refi Loan Trust, Series 2020-GA,
Class A, 1.17%, 9/16/69 (5) 14,186 13
Navient Private Education Refi Loan Trust, Series 2020-HA,
Class A, 1.31%, 1/15/69 (5) 13,844 13
Navistar Financial Dealer Note Master Owner Trust II, Series
2025-1, Class A, 4.18%, 9/25/30 (5) 65,000 65
Nelnet Student Loan Trust, Series 2021-CA, Class AFX,
1.32%, 4/20/62 (5) 84,797 80
Neuberger Berman Loan Advisers, Series 2022-48A, Class
A1R, CLO, FRN, 3M TSFR + 1.09%, 4.758%, 4/25/36 (5) 250,000 250
Octane Receivables Trust, Series 2024-RVM1, Class A,
5.01%, 1/22/46 (5) 61,002 62
Octane Receivables Trust, Series 2025-RVM1, Class A,
4.48%, 12/20/46 (5) 96,029 96
PEAC Solutions Receivables, Series 2025-1A, Class A2,
4.94%, 10/20/28 (5) 109,007 110
PEAC Solutions Receivables, Series 2026-1A, Class A3,
4.39%, 7/20/33 (5) 45,000 45
Post Road Equipment Finance, Series 2025-1A, Class A2,
4.90%, 5/15/31 (5) 88,797 90
Progress Residential Trust, Series 2024-SFR5, Class A,
3.00%, 8/9/29 (5) 99,442 95
Regatta XVI Funding, Series 2019-2A, Class A1R2, CLO,
FRN, 3M TSFR + 1.19%, 4/15/39 (5)(7) 250,000 250

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Rockford Tower, Series 2022-1A, Class A1R, CLO, FRN, 3M
TSFR + 1.20%, 4.868%, 7/20/35 (5) 250,000 250
ServiceMaster Funding, Series 2021-1, Class A2I, 2.865%,
7/30/51 (5) 123,044 116
Sierra Timeshare Receivables Funding, Series 2025-2A,
Class A, 4.72%, 4/20/44 (5) 72,196 73
Sierra Timeshare Receivables Funding, Series 2025-3A,
Class A, 4.44%, 8/22/44 (5) 84,576 85
Signal Peak, Series 2018-5A, Class A1R, CLO, FRN, 3M
TSFR + 1.55%, 5.218%, 4/25/37 (5) 250,000 250
SMB Private Education Loan Trust, Series 2018-B, Class
A2A, 3.60%, 1/15/37 (5) 9,415 9
SMB Private Education Loan Trust, Series 2020-B, Class
A1A, 1.29%, 7/15/53 (5) 28,534 27
SMB Private Education Loan Trust, Series 2021-A, Class
APT1, 1.07%, 1/15/53 (5) 80,923 74
Stellantis Financial Underwritten Enhanced Lease Trust,
Series 2025-BA, Class A4, 4.29%, 6/20/29 (5) 45,000 45
Stellantis Financial Underwritten Enhanced Lease Trust,
Series 2025-BA, Class B, 4.47%, 7/20/29 (5) 20,000 20
Toyota Lease Owner Trust, Series 2025-A, Class A4, 4.81%,
6/20/29 (5) 85,000 86
TPIC SPV I, Series 2024-1A, Class A, Acquisition Date:
12/10/24, Cost $92, 7.131%, 11/30/44 (2)(3)(4) 91,917 82
Wellfleet, Series 2019-1A, Class A2RR, CLO, FRN, 3M TSFR
+ 1.50%, 5.168%, 7/20/32 (5) 250,000 250
Wheels Fleet Lease Funding 1, Series 2025-2A, Class A1,
4.41%, 5/18/40 (5) 170,000 171
Wingspire Equipment Finance, Series 2025-1A, Class A2,
4.33%, 9/20/33 (5) 100,000 100
4,936
Bond Funds 15.4%
T. Rowe Price Dynamic Global Bond Fund - I Class, 5.64% (8)
(9) 2,032,498 15,427
T. Rowe Price Emerging Markets Bond Fund - I Class,
5.73% (8)(9) 3,302,561 32,728
T. Rowe Price Emerging Markets Local Currency Bond Fund -
I Class, 6.41% (8)(9) 3,810,040 19,850
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 6.57% (8)(9) 824,046 7,713
T. Rowe Price Institutional High Yield Fund - Institutional
Class, 6.01% (8)(9) 2,355,949 18,753
T. Rowe Price International Bond Fund - I Class, 3.02% (8)(9) 3,739,838 27,413

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
T. Rowe Price International Bond Fund (USD Hedged) - I
Class, 3.25% (8)(9) 1,105,425 9,474
131,358
Common Stocks 31.1%
Abbott Laboratories  12,556 1,372
AbbVie  5,610 1,251
Acadia Realty Trust, REIT  9,766 195
Advanced Micro Devices (2) 5,881 1,392
Airbnb, Class A (2) 2,871 371
Alcoa  475 27
Alexandria Real Estate Equities, REIT  1,002 55
Alliant Energy (1) 485 32
Allstate  5,851 1,164
Alphabet, Class A  9,009 3,045
Alphabet, Class C  34,605 11,715
Amazon.com (2) 33,033 7,905
Amcor  2,837 126
Ameren  8,456 873
American Express  5,569 1,961
American Homes 4 Rent, Class A, REIT  5,384 169
American Tower, REIT  2,411 432
American Water Works  768 99
AMETEK  8,280 1,855
Analog Devices  6,759 2,101
Annaly Capital Management, REIT  13,831 318
Apollo Global Management  1,371 184
Apple  45,726 11,865
Apple Hospitality REIT, REIT  4,338 51
AppLovin, Class A (2) 1,127 533
Arista Networks (2) 9,951 1,410
Atmos Energy  3,228 537
AutoZone (2) 346 1,282
AvalonBay Communities, REIT  1,702 302
Axis Capital Holdings  974 101
Baker Hughes  3,705 208
Ball  23,008 1,308
Bank of America  67,678 3,601
Bel Fuse, Class B  155 31
Berkshire Hathaway, Class B (2) 5,647 2,714
Booking Holdings  523 2,616
Booz Allen Hamilton Holding  5,616 497
Broadcom  19,229 6,371

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Broadridge Financial Solutions  2,317 457
Bruker (1) 4,381 194
Camden Property Trust, REIT  642 70
Carpenter Technology  258 82
Carvana (2) 4,822 1,934
Caterpillar  3,903 2,566
Cava Group (1)(2) 3,795 230
CBRE Group, Class A (2) 1,792 305
Cencora  7,244 2,602
Centrus Energy, Class A (1)(2) 175 49
Charles River Laboratories International (2) 583 123
Charles Schwab  25,255 2,625
Chevron  10,867 1,922
Chipotle Mexican Grill (2) 18,478 718
Chubb  6,662 2,062
Cigna Group  981 269
Cintas  467 89
Cisco Systems  14,541 1,139
Citigroup  10,156 1,175
CME Group  2,414 698
Coca-Cola  9,854 737
Coeur Mining (2) 1,932 40
Colgate-Palmolive  10,242 925
ConocoPhillips  28,929 3,015
Constellation Energy  644 181
Corebridge Financial  305 9
Corteva  830 60
Coupang (2) 2,149 43
Crowdstrike Holdings, Class A (2) 347 153
Crown Castle, REIT  4,037 350
CSX  41,879 1,581
CubeSmart, REIT  5,901 221
Cushman & Wakefield (2) 3,289 54
Danaher  3,944 863
Datadog, Class A (2) 477 62
Deere  7,206 3,805
Diamondback Energy  558 92
Digital Realty Trust, REIT  1,618 269
Dollar Tree (2) 10,750 1,264
DoorDash, Class A (2) 869 178
Douglas Emmett, REIT  6,707 71
EastGroup Properties, REIT  1,640 298
Elevance Health  3,556 1,229

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Eli Lilly  1,597 1,656
Encompass Health  4,758 450
EOG Resources  523 59
EPAM Systems (2) 1,355 283
EQT  2,203 127
Equifax  3,072 619
Equinix, REIT  1,100 903
Equity LifeStyle Properties, REIT  21,033 1,329
Equity Residential, REIT  4,238 264
Essex Property Trust, REIT  3,151 794
Estee Lauder, Class A  1,519 175
Evercore, Class A  929 328
Expand Energy  4,490 505
Expro Group Holdings (2) 5,306 85
Exxon Mobil  8,876 1,255
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $2 (2)(3)(4) 120 —
Federal Realty Investment Trust, REIT  690 70
Fifth Third Bancorp  18,291 919
Firefly Aerospace (1)(2) 970 24
Floor & Decor Holdings, Class A (1)(2) 3,083 203
Fortinet (2) 1,455 118
Freeport-McMoRan  9,432 568
GE Vernova  437 317
General Electric  8,293 2,544
Gilead Sciences  23,370 3,317
Goldman Sachs Group  1,744 1,631
Gusto, Acquisition Date: 10/4/21, Cost $24 (2)(3)(4) 826 20
Healthcare Realty Trust, REIT  4,948 83
Hershey  324 63
Hilton Worldwide Holdings  480 143
Home Depot  4,906 1,838
Hubbell  119 58
Huntington Bancshares  8,300 145
IDEXX Laboratories (2) 525 352
Ingersoll Rand  9,030 777
Insmed (2) 735 115
Intel (2) 25,024 1,163
Intercontinental Exchange  8,286 1,440
InterDigital  1,835 599
International Business Machines  1,905 584
International Paper  30,764 1,240
Intuitive Surgical (2) 1,605 809

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Ivanhoe Electric (2) 5,289 90
Ivanhoe Electric, Warrants, 2/19/26 (2) 2,595 26
Johnson & Johnson  5,536 1,258
JPMorgan Chase  18,246 5,581
KeyCorp  6,574 142
Keysight Technologies (2) 15,160 3,280
Kilroy Realty, REIT  1,245 43
Kimco Realty, REIT  1,358 29
Kinder Morgan  1,992 61
KKR  2,274 260
KLA  1,497 2,138
Knife River (2) 789 53
Kodiak Gas Services  1,388 58
Kymera Therapeutics (2) 1,023 74
Lam Research  2,528 590
Linde  5,476 2,502
Lineage, REIT  781 28
Louisiana-Pacific  914 77
Lowe's  6,892 1,841
Marriott International, Class A  1,546 487
Marsh & McLennan  3,702 697
Mastercard, Class A  3,127 1,685
McDonald's  7,988 2,516
Medline, Class A (2) 1,436 64
Merck  4,330 477
Meta Platforms, Class A  6,373 4,566
MetLife  4,972 392
Mettler-Toledo International (2) 456 626
Microsoft  28,135 12,106
Mondelez International, Class A  39,553 2,313
Monolithic Power Systems  221 248
Moody's  904 466
Morgan Stanley  7,659 1,400
MP Materials (1)(2) 778 46
Natera (2) 893 206
Netflix (2) 17,871 1,492
Newmont  1,810 203
NextEra Energy  4,414 388
Norfolk Southern  2,425 706
Northrop Grumman  677 469
NOV  4,669 86
NRG Energy  237 36
Nucor  1,148 204

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
nVent Electric  494 55
NVIDIA  84,086 16,071
Old Dominion Freight Line  9,444 1,636
ONEOK  1,532 121
OpenAI Group, Class A, Acquisition Date: 10/3/25,
Cost $147 (2)(3)(4) 343 166
Oracle  2,368 390
O'Reilly Automotive (2) 5,409 532
Otis Worldwide  6,289 537
Ovintiv  1,936 84
Owens Corning  1,250 150
Packaging Corp. of America  6,248 1,391
Palantir Technologies, Class A (2) 2,560 375
Parker-Hannifin  2,667 2,496
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $81 (2)(3)
(4) 21,572 7
Pebblebrook Hotel Trust, REIT (1) 5,979 68
Pentair  10,672 1,125
Permian Resources, Class A  4,860 78
Philip Morris International  1,393 250
Phillips 66  444 64
Pinterest, Class A (2) 19,064 422
Planet Fitness, Class A (2) 4,402 401
PPG Industries  3,874 448
Procter & Gamble  18,459 2,802
Progressive  3,712 772
Prologis, REIT  5,911 772
PTC (2) 3,235 505
Public Storage, REIT  2,376 656
PulteGroup  4,450 557
Qnity Electronics  565 54
Quest Diagnostics  6,397 1,196
Rad Power Bikes, Class A, Acquisition Date: 9/16/21,
Cost $155 (2)(3)(4) 16,193 —
Rambus (2) 1,876 214
Range Resources  29,258 1,107
Rayonier, REIT  3,066 70
Regency Centers, REIT  4,223 308
Regeneron Pharmaceuticals  823 610
Reliance  742 245
Repligen (2) 1,796 268
Republic Services  7,894 1,698
Revvity  8,956 974
Rexford Industrial Realty, REIT  8,635 350

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Robinhood Markets, Class A (2) 1,432 142
Roper Technologies  347 129
Ross Stores  1,045 197
Royal Gold  59 16
RPM International  501 54
Salesforce  1,670 355
SBA Communications, REIT  134 25
ServiceNow (2) 4,112 481
Sherwin-Williams  809 287
Shoals Technologies Group, Class A (2) 6,792 64
Simon Property Group, REIT  2,601 498
SL Green Realty, REIT  328 15
SLB  41,749 2,020
Smartstop Self Storage REIT, REIT (1) 5,346 168
Soleno Therapeutics (1)(2) 2,426 94
Sortera Technologies, Series C-2, Warrants, 6/27/28,
Acquisition Date: 9/22/25, Cost $— (2)(3)(4) 22 —
Southern  23,674 2,114
Steel Dynamics  1,123 202
STERIS  554 146
Stryker  510 189
Sun Communities, REIT  2,103 268
Synopsys (2) 454 211
T-Mobile U.S.  14,927 2,944
Talon Capital (2) 2,024 21
Targa Resources  788 158
TechnipFMC  30,314 1,689
Teledyne Technologies (2) 523 324
Tenet Healthcare (2) 5,980 1,132
Terreno Realty, REIT  3,791 233
Tesla (2) 2,844 1,224
Texas Instruments  9,072 1,956
Thermo Fisher Scientific  1,545 894
TJX  6,833 1,024
Toll Brothers  4,376 632
Tractor Supply  18,226 927
Tradeweb Markets, Class A  4,870 502
TransDigm Group  78 111
Travelers  1,509 429
Treeline Biosciences, Warrants, 8/21/35, Acquisition Date:
8/21/25, Cost $— (2)(3)(4) 171 1
U.S. Foods Holding (2) 6,407 536
Ulta Beauty (2) 1,167 755
UnitedHealth Group  7,743 2,222

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Upwork (2) 10,491 210
Uranium Energy (2) 32,777 565
USA Rare Earth, Acquisition Date: 1/26/26, Cost $60 (2)(4) 2,791 59
Valero Energy  9,150 1,660
Ventas, REIT  5,699 443
Veralto  268 27
Vertiv Holdings, Class A  2,307 430
VICI Properties, REIT  19,945 560
Viper Energy, Class A  1,617 68
Visa, Class A  15,571 5,011
Vornado Realty Trust, REIT  3,148 100
W.W. Grainger  588 635
Walt Disney  8,491 958
Warrior Met Coal  1,107 99
Weatherford International  1,380 130
Welltower, REIT  14,180 2,671
Western Alliance Bancorp  5,022 448
Westinghouse Air Brake Technologies  9,470 2,179
Weyerhaeuser, REIT  1,040 27
Williams  3,998 269
Xcel Energy  4,341 330
Zscaler (2) 1,343 269
265,422
Convertible Preferred Stocks 0.2%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $97 (2)(3)(4) 2,450 1
ABL Space Systems, Series A-9, Acquisition Date: 10/22/21,
Cost $42 (2)(3)(4) 691 —
Cyclic Materials, Series C, Acquisition Date: 12/11/25 -
1/30/26, Cost $22 (2)(3)(4) 2,664 22
Databricks, Series G, Acquisition Date: 2/1/21, Cost $21 (2)
(3)(4) 348 66
Databricks, Series H, Acquisition Date: 8/31/21, Cost $68 (2)
(3)(4) 927 176
Databricks, Series I, Acquisition Date: 9/14/23, Cost $7 (2)(3)
(4) 96 18
Databricks, Series J, Acquisition Date: 12/17/24, Cost $42 (2)
(3)(4) 459 87
Farmers Business Network, Series D, Acquisition Date:
11/3/17, Cost $1 (2)(3)(4) 43 —
Form Energy, Series F, Acquisition Date: 10/4/24,
Cost $25 (2)(3)(4) 1,051 26
Gusto, Series E, Acquisition Date: 7/13/21, Cost $33 (2)(3)(4) 1,103 27

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $15 (2)(3)(4) 255 17
Jetti Holdings, Series D, Acquisition Date: 9/20/22 - 10/19/22,
Cost $144 (2)(3)(4) 1,084 144
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $71 (2)(3)(4) 2,594 292
Kobold Metals, Series B-Prime, Acquisition Date: 3/21/23,
Cost $122 (2)(3)(4) 2,843 320
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $37 (2)(3)(4) 2,783 28
Lilac Solutions, Series C-1, Acquisition Date: 11/21/22,
Cost $10 (2)(3)(4) 971 9
Perplexity, Series E-1, Acquisition Date: 6/4/25, Cost $48 (2)
(3)(4) 98 68
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $79 (2)(3)(4) 1,666 78
Sortera Technologies, Series C-1, Acquisition Date: 4/13/23,
Cost $11 (2)(3)(4) 764 11
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $2 (2)(3)(4) 2,304 3
Tonian Holdings, Series A, Voting Units, Acquisition Date:
1/15/21, Cost $3 (2)(3)(4) 3,239 5
Treeline Biosciences, Series A, Acquisition Date: 9/26/22,
Cost $12 (2)(3)(4) 1,491 11
Treeline Biosciences, Series A-1, Acquisition Date: 10/2/24,
Cost $47 (2)(3)(4) 5,423 40
Treeline Biosciences, Series A-2, Acquisition Date: 8/21/25,
Cost $10 (2)(3)(4) 1,138 8
Verai Discoveries, Series A, Acquisition Date: 10/17/22,
Cost $16 (2)(3)(4) 802 36
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $143 (2)
(3)(4) 1,669 282
1,775
Corporate Bonds 2.8%
AbbVie, 2.95%, 11/21/26  145,000 144
AbbVie, 4.50%, 5/14/35  30,000 29
AbbVie, 4.80%, 3/15/29  150,000 154
AHS Hospital, 5.024%, 7/1/45  20,000 19
Alcon Finance, 2.60%, 5/27/30 (5) 235,000 219
Alexandria Real Estate Equities, 4.75%, 4/15/35  105,000 101
Ally Financial, 2.20%, 11/2/28  120,000 114
Amazon.com, 4.65%, 11/20/35  155,000 153
Ameren, 5.70%, 12/1/26  185,000 187

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
American Airlines PTT, Series 2019-1, Class AA, 3.15%,
2/15/32  129,790 123
American Express, VR, 6.489%, 10/30/31 (6) 285,000 310
American Honda Finance, 4.55%, 7/9/27  135,000 136
American Tower, 1.45%, 9/15/26  355,000 349
Amphenol, 4.75%, 3/30/26  25,000 25
Amphenol, 5.05%, 4/5/29  55,000 57
Appalachian Power, 4.45%, 6/1/45  240,000 201
Arthur J Gallagher, 4.85%, 12/15/29  20,000 20
AT&T, 2.75%, 6/1/31  215,000 198
Athene Global Funding, 4.86%, 8/27/26 (5) 175,000 176
Atlassian, 5.25%, 5/15/29  35,000 36
AutoZone, 3.125%, 4/21/26  170,000 170
AutoZone, 3.75%, 6/1/27  70,000 70
Bank of America, 3.50%, 4/19/26  400,000 400
Bank of America, 4.45%, 3/3/26  50,000 50
Bank of America, VR, 4.244%, 4/24/38 (6) 120,000 111
Banner Health, 1.897%, 1/1/31  65,000 58
Becton Dickinson & Company, 5.081%, 6/7/29  170,000 175
Berkshire Hathaway Energy, 5.15%, 11/15/43  25,000 24
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (5) 100,000 99
Brixmor Operating Partnership, 3.90%, 3/15/27  195,000 195
Brixmor Operating Partnership, 4.05%, 7/1/30  80,000 79
Broadcom, 4.60%, 7/15/30  115,000 117
Broadcom, 4.60%, 1/15/33  205,000 204
Cadence Design Systems, 4.30%, 9/10/29  60,000 60
Cameron LNG, 2.902%, 7/15/31 (5) 40,000 37
Cameron LNG, 3.701%, 1/15/39 (5) 30,000 25
Cardinal Health, 3.41%, 6/15/27  125,000 124
Carvana, (9.00% Cash), 9.00%, 6/1/30 (5)(10) 29,330 31
Carvana, (9.00% Cash), 9.00%, 6/1/31 (5)(10) 40,397 44
Caterpillar Financial Services, 5.00%, 5/14/27  240,000 244
CBRE Services, 4.90%, 1/15/33  5,000 5
Centene, 3.375%, 2/15/30  130,000 120
Centra Health, 4.70%, 1/1/48  385,000 314
Charles Schwab, VR, 4.914%, 11/14/36 (6) 120,000 119
Charter Communications Operating, 6.10%, 6/1/29  80,000 83
Chevron USA, 4.30%, 10/15/30  115,000 116
Citigroup, 4.45%, 9/29/27  70,000 70
Citigroup, VR, 3.887%, 1/10/28 (6) 315,000 315
Citigroup, VR, 4.075%, 4/23/29 (6) 100,000 100
CMS Energy, 4.875%, 3/1/44  25,000 22
CNH Industrial Capital, 4.375%, 3/7/31  195,000 193

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
CNO Global Funding, 2.65%, 1/6/29 (5) 315,000 301
Columbia Pipelines Holding, 4.999%, 11/17/32 (5) 130,000 131
Comcast, 5.50%, 5/15/64  110,000 99
CommonSpirit Health, 2.782%, 10/1/30  50,000 47
Corebridge Financial, 4.40%, 4/5/52  375,000 305
Corebridge Global Funding, 4.65%, 8/20/27 (5) 60,000 61
Cox Communications, 5.45%, 9/1/34 (5) 105,000 103
CRH America Finance, 3.95%, 4/4/28 (5) 400,000 399
Crown Castle, 2.10%, 4/1/31  250,000 221
Crown Castle, 3.70%, 6/15/26  40,000 40
Crown Castle, 4.75%, 5/15/47  30,000 26
CVS Health, 5.00%, 9/15/32  25,000 25
CVS Health, 5.40%, 6/1/29  115,000 119
CVS Health, 6.00%, 6/1/63  80,000 77
Diamondback Energy, 5.15%, 1/30/30  35,000 36
DTE Energy, 4.95%, 7/1/27  45,000 46
Elevance Health, 4.101%, 3/1/28  130,000 130
Elevance Health, 4.65%, 1/15/43  20,000 18
Enact Holdings, 6.25%, 5/28/29  21,000 22
Energy Transfer, 5.25%, 4/15/29  120,000 123
Energy Transfer, 5.60%, 9/1/34  175,000 180
Enterprise Products Operating, 4.30%, 6/20/28  100,000 101
Enterprise Products Operating, 4.60%, 1/15/31  105,000 106
EOG Resources, 4.40%, 7/15/28  55,000 56
EOG Resources, 4.40%, 1/15/31  55,000 55
Equitable America Global Funding, 4.30%, 12/15/28 (5) 25,000 25
Essex Portfolio, 2.65%, 3/15/32  135,000 120
Experian Finance, 2.75%, 3/8/30 (5) 200,000 188
Extra Space Storage, 4.00%, 6/15/29  145,000 144
Fifth Third Bancorp, VR, 4.566%, 4/29/32 (6) 100,000 100
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (6) 55,000 56
FirstEnergy Transmission, 5.00%, 1/15/35  60,000 60
Fiserv, 3.20%, 7/1/26  100,000 100
Fiserv, 5.45%, 3/15/34  175,000 177
Ford Motor Credit, 7.122%, 11/7/33  200,000 216
Foundry JV Holdco, 6.15%, 1/25/32 (5) 200,000 213
GATX, 6.90%, 5/1/34  270,000 302
General Motors Financial, 2.40%, 4/10/28  305,000 294
George Washington University, Series 2014, 4.30%, 9/15/44  15,000 13
Goldman Sachs Group, 3.85%, 1/26/27  115,000 115
Goldman Sachs Group, 5.15%, 5/22/45  15,000 14
Goldman Sachs Group, 6.75%, 10/1/37  10,000 11
Goldman Sachs Group, VR, 2.615%, 4/22/32 (6) 200,000 182

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
HCA, 4.125%, 6/15/29  235,000 235
HCA, 5.45%, 9/15/34  85,000 87
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (5) 95,000 97
Healthcare Realty Holdings, 3.625%, 1/15/28  30,000 30
Healthpeak OP, 2.125%, 12/1/28  80,000 76
Healthpeak OP, 2.875%, 1/15/31  45,000 42
HF Sinclair, 6.25%, 1/15/35  135,000 141
Honeywell International, 1.10%, 3/1/27  275,000 267
Humana, 5.95%, 3/15/34  110,000 114
Hyundai Capital America, 1.65%, 9/17/26 (5) 180,000 177
Hyundai Capital America, 2.00%, 6/15/28 (5) 235,000 223
Indiana University Health Obligated Group, 3.97%, 11/1/48  145,000 116
Intercontinental Exchange, 5.25%, 6/15/31  75,000 78
IQVIA, 6.25%, 2/1/29  50,000 53
Jackson National Life Global Funding, 4.90%, 1/13/27 (5) 170,000 172
John Deere Capital, 4.40%, 9/8/31  260,000 262
JPMorgan Chase, VR, 1.578%, 4/22/27 (6) 235,000 234
JPMorgan Chase, VR, 3.882%, 7/24/38 (6) 160,000 143
JPMorgan Chase, VR, 5.576%, 7/23/36 (6) 70,000 72
Kentucky Utilities, 4.375%, 10/1/45  65,000 55
Kilroy Realty, 4.25%, 8/15/29  25,000 25
L3Harris Technologies, 4.854%, 4/27/35  50,000 50
Liberty Mutual Group, 4.85%, 8/1/44 (5) 20,000 18
Lowe's, 4.45%, 4/1/62  80,000 63
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (6) 250,000 252
Marriott International, Series AA, 4.65%, 12/1/28  285,000 290
Mars, 4.75%, 4/20/33 (5) 125,000 126
MassMutual Global Funding II, 5.10%, 4/9/27 (5) 220,000 223
MedStar Health, Series 20A, 3.626%, 8/15/49  130,000 96
Met Tower Global Funding, 1.25%, 9/14/26 (5) 245,000 241
Meta Platforms, 5.50%, 11/15/45  120,000 115
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (5) 110,000 110
Morgan Stanley, VR, 5.656%, 4/18/30 (6) 360,000 375
Motorola Solutions, 5.00%, 4/15/29  50,000 51
MPLX, 4.80%, 2/15/31  85,000 86
New York Life Global Funding, 4.05%, 2/2/29 (5) 195,000 195
New York State Electric & Gas, 5.30%, 8/15/34 (5) 65,000 67
NextEra Energy Capital Holdings, 4.685%, 9/1/27  30,000 30
Niagara Mohawk Power, 4.647%, 10/3/30 (5) 50,000 50
Niagara Mohawk Power, 5.112%, 1/12/36 (5) 155,000 154
NiSource, 3.49%, 5/15/27  215,000 214
NiSource, 3.95%, 3/30/48  105,000 81

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Northern Trust, 4.15%, 11/19/30  75,000 75
Nucor, 2.70%, 6/1/30  70,000 66
Nucor, 3.95%, 5/1/28  121,000 121
Occidental Petroleum, 5.375%, 1/1/32  105,000 108
Oracle, 5.20%, 9/26/35  155,000 148
Oracle, 5.375%, 7/15/40  125,000 112
O'Reilly Automotive, 3.60%, 9/1/27  145,000 144
O'Reilly Automotive, 5.75%, 11/20/26  35,000 35
Owens Corning, 5.70%, 6/15/34  50,000 53
PACCAR Financial, Series R, 3.90%, 2/5/29  195,000 195
Pacific Gas & Electric, 2.10%, 8/1/27  275,000 267
Pacific Life Global Funding II, 4.375%, 2/3/31 (5) 175,000 175
Pfizer, 4.50%, 11/15/32  125,000 125
PNC Financial Services Group, VR, 5.373%, 7/21/36 (6) 40,000 41
President & Fellows of Harvard College, 3.619%, 10/1/37  25,000 22
Pricoa Global Funding I, 4.35%, 11/25/30 (5) 175,000 175
Principal Financial Group, 2.125%, 6/15/30  160,000 146
Principal Financial Group, 4.111%, 2/15/28 (5) 100,000 100
Public Storage Operating, 1.95%, 11/9/28  150,000 142
Realty Income, 2.20%, 6/15/28  70,000 67
Regency Centers, 4.125%, 3/15/28  35,000 35
Revvity, 1.90%, 9/15/28  230,000 217
RGA Global Funding, 4.35%, 8/25/28 (5) 80,000 80
RGA Global Funding, 4.60%, 11/25/30 (5) 110,000 110
RGA Global Funding, 5.448%, 5/24/29 (5) 100,000 104
Roper Technologies, 3.80%, 12/15/26  50,000 50
Sabine Pass Liquefaction, 4.20%, 3/15/28  50,000 50
Santander Holdings USA, VR, 2.49%, 1/6/28 (6) 135,000 133
Santander Holdings USA, VR, 6.342%, 5/31/35 (6) 110,000 117
ServiceNow, 1.40%, 9/1/30  235,000 207
Sherwin-Williams, 4.80%, 9/1/31  175,000 179
Simon Property Group, 2.65%, 2/1/32  340,000 306
Solventum, 5.40%, 3/1/29  43,000 45
Southern, 5.70%, 3/15/34  90,000 95
Southern Gas Capital, 4.95%, 9/15/34  100,000 100
T-Mobile USA, 5.00%, 2/15/36  160,000 158
Targa Resources, 5.50%, 2/15/35  45,000 46
Targa Resources Partners, 5.00%, 1/15/28  75,000 75
Texas Instruments, 1.125%, 9/15/26  80,000 79
Time Warner Cable, 6.55%, 5/1/37  13,000 13
Time Warner Cable, 6.75%, 6/15/39  13,000 13
TJX, 1.60%, 5/15/31  55,000 48
Toyota Motor Credit, Series B, 4.20%, 1/10/31  155,000 155

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
TPIC SPV, Cost $3, 10.00%, 4/30/26, (10.00% PIK),
Acquisiton Date: 12/10/24 (2)(3)(4)(10) 3,566 4
TPIC SPV, Class A, Cost $3, 10.00%, 12/6/26, (10.00% PIK),
Acquisiton Date: 12/10/24 (2)(3)(4)(10) 3,941 4
Uber Technologies, 4.30%, 1/15/30  145,000 145
Union Pacific, 4.75%, 9/15/41  10,000 9
United Airlines PTT, Series 2014-2, Class A, 3.75%, 9/3/26  2,227 2
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30  224,456 214
UnitedHealth Group, 4.70%, 4/15/29  200,000 204
UnitedHealth Group, 5.75%, 7/15/64  80,000 78
Verizon Communications, 1.68%, 10/30/30  28,000 25
Verizon Communications, 4.75%, 1/15/33  95,000 95
Vistra Operations, 5.70%, 12/30/34 (5) 185,000 190
Waste Connections, 2.20%, 1/15/32  155,000 137
Wells Fargo, VR, 5.389%, 4/24/34 (6) 410,000 424
Williams, 4.625%, 6/30/30  60,000 61
Williams, 5.15%, 3/15/34  35,000 36
Willis North America, 4.50%, 9/15/28  160,000 161
WP Carey, 3.85%, 7/15/29  115,000 114
Zoetis, 4.15%, 8/17/28  190,000 191
24,094
Equity Funds 6.4%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity
Fund - I Class (9) 2,056,178 54,694
54,694
Municipal Securities 0.2%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41  300,000 244
California, Build America, GO, 7.625%, 3/1/40  35,000 42
California State Univ., Series B, 2.795%, 11/1/41  250,000 190
Florida Dev. Finance, Nova Southeastern Univ., Series B,
4.109%, 4/1/50  390,000 314
Fulton County, Build America, GO, 5.148%, 7/1/39  180,000 183
JobsOhio Beverage System, Series B, 3.985%, 1/1/29  10,000 10
Los Angeles Airport, Series C, Build America, 7.053%, 5/15/40  15,000 17
Maryland Economic Dev., Seagirt Marine Terminal, Series B,
4.75%, 6/1/42  175,000 150
Maryland HHEFA, Univ. of Maryland Medical System, Series
B, 4.665%, 7/1/36  20,000 20
Metropolitan Government Nashville & Davidson County
Health & Ed. Facs, Vanderbilt Univ. Medical Center, Series B,
3.235%, 7/1/52  200,000 130

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Miami-Dade County Transit System, Series B, Build America,
5.624%, 7/1/40  160,000 166
Municipal Electric Auth. of Georgia, Build America, Vogtle
Units, 6.655%, 4/1/57  121,000 132
New York State Dormitory Auth., Series F, Build America,
5.628%, 3/15/39  15,000 15
Virginia Commonwealth Univ. Health System Auth., Series A,
4.956%, 1/1/44  25,000 24
1,637
Non-U.S. Government Mortgage-Backed Securities 0.5%
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO,
ARM, 0.909%, 1/25/66 (5) 48,898 44
BANK5, Series 2024-5YR8, Class AS, ARM, 6.378%, 8/15/57  45,000 47
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3,
CMO, ARM, 2.189%, 9/25/51 (5) 54,789 51
Bayview Financing Trust, Series 2024-2F, Class A, CMO,
ARM, Acquisition Date: 8/29/24, Cost $87, 6.537%,
9/25/29 (3)(4) 87,296 88
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM,
1M TSFR + 2.274%, 5.954%, 11/15/34 (5) 50,000 1
Benchmark Mortgage Trust, Series 2023-B39, Class A5,
5.754%, 7/15/56  105,000 111
Benchmark Mortgage Trust, Series 2024-V8, Class A3, ARM,
6.189%, 7/15/57  70,000 74
Benchmark Mortgage Trust, Series 2025-B41, Class A5,
5.407%, 7/15/68  100,000 104
Benchmark Mortgage Trust, Series 2025-V16, Class A3,
ARM, 5.439%, 8/15/58  180,000 187
Benchmark Mortgage Trust, Series 2025-V19, Class A3,
5.249%, 1/15/58  100,000 103
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class
A, ARM, 4.674%, 10/10/42 (5) 100,000 100
BX Trust, Series 2021-LGCY, Class C, ARM, 1M TSFR +
1.118%, 4.798%, 10/15/36 (5) 225,000 225
BX Trust, Series 2025-VOLT, Class A, ARM, 1M TSFR +
1.70%, 5.38%, 12/15/44 (5) 100,000 100
CENT, Series 2025-CITY, Class A, ARM, 4.92%, 7/10/40 (5) 100,000 101
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3,
CMO, ARM, 2.50%, 8/25/50 (5) 43,049 38
COLT Mortgage Loan Trust, Series 2025-8, Class A1, CMO,
STEP, 5.48%, 8/25/70 (5) 94,173 95
Deephaven Residential Mortgage Trust, Series 2026-INV1,
Class A1, CMO, ARM, 4.797%, 12/25/70 (5) 100,000 100

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
EFMT, Series 2025-NQM5, Class A1, CMO, ARM, 0.00%,
11/25/70 (5) 97,256 98
Ellington Financial Mortgage Trust, Series 2019-2, Class A3,
CMO, ARM, 3.046%, 11/25/59 (5) 7,206 7
Ellington Financial Mortgage Trust, Series 2020-2, Class A1,
CMO, ARM, 1.178%, 10/25/65 (5) 24,394 23
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (5) 3,871 4
GCAT Trust, Series 2025-NQM4, Class A1, CMO, STEP,
5.529%, 6/25/70 (5) 98,870 100
Grace Trust, Series 2020-GRCE, Class C, ARM, 2.68%,
12/10/40 (5) 100,000 89
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-NINE, Class A, ARM, 2.854%, 9/6/38 (5) 100,000 99
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-OPO, Class B, 3.377%, 1/5/39 (5) 100,000 86
JPMorgan Mortgage Trust, Series 2019-HYB1, Class B4,
CMO, ARM, 5.038%, 10/25/49 (5) 54,840 55
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15,
CMO, ARM, 3.50%, 5/25/50 (5) 25,255 23
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3,
CMO, ARM, 3.50%, 5/25/50 (5) 29,907 27
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3,
CMO, ARM, 3.50%, 8/25/50 (5) 12,274 11
JPMorgan Mortgage Trust, Series 2025-DSC2, Class A1,
CMO, ARM, 5.195%, 10/25/65 (5) 24,092 24
JPMorgan Mortgage Trust, Series 2025-NQM3, Class A1,
CMO, ARM, 5.495%, 11/25/65 (5) 156,620 158
MAD Commercial Mortgage Trust, Series 2025-11MD, Class
A, ARM, 4.912%, 10/15/42 (5) 100,000 101
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2025-C35, Class A5, 5.633%, 8/15/58  65,000 69
Morgan Stanley Residential Mortgage Loan Trust, Series
2025-DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (5) 96,002 97
Morgan Stanley Residential Mortgage Loan Trust, Series
2025-NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (5) 88,600 90
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5,
ARM, 6.014%, 12/15/56  50,000 54
New Residential Mortgage Loan Trust, Series 2022-INV1,
Class A4, CMO, ARM, 3.00%, 3/25/52 (5) 116,008 101
New Residential Mortgage Loan Trust, Series 2025-NQM4,
Class A1, CMO, ARM, 5.35%, 7/25/65 (5) 121,954 123
NYC Commercial Mortgage Trust, Series 2025-28L, Class A,
ARM, 4.668%, 11/5/38 (5) 100,000 101
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M
TSFR + 1.214%, 4.887%, 10/25/59 (5) 1,888 2

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
OBX Trust, Series 2025-NQM15, Class A1, CMO, STEP,
5.143%, 7/27/65 (5) 89,710 90
Provident Funding Mortgage Trust, Series 2019-1, Class B1,
CMO, ARM, 3.166%, 12/25/49 (5) 171,388 150
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (5) 4,394 4
Starwood Mortgage Residential Trust, Series 2020-INV1,
Class A1, CMO, ARM, 1.027%, 11/25/55 (5) 8,403 8
Structured Agency Credit Risk Debt Notes, Series 2021-
DNA7, Class M1, CMO, ARM, SOFR30A + 0.85%, 4.547%,
11/25/41 (5) 18,282 18
Structured Agency Credit Risk Debt Notes, Series 2025-
DNA3, Class M1, CMO, ARM, SOFR30A + 1.10%, 4.797%,
9/25/45 (5) 40,878 41
Structured Agency Credit Risk Debt Notes, Series 2025-
HQA1, Class A1, CMO, ARM, SOFR30A + 0.95%, 4.647%,
2/25/45 (5) 16,500 17
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (5) 2,764 3
Towd Point Mortgage Trust, Series 2024-2, Class A1B, CMO,
ARM, 4.85%, 12/25/64 (5) 199,335 202
Towd Point Mortgage Trust, Series 2025-CES4, Class A1A,
STEP, 5.091%, 10/25/65 (5) 94,576 95
Verus Securitization Trust, Series 2021-1, Class A1, CMO,
ARM, 0.815%, 1/25/66 (5) 21,010 19
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO,
STEP, 5.999%, 2/25/68 (5) 71,963 72
Verus Securitization Trust, Series 2025-7, Class A1F, CMO,
ARM, SOFR30A + 1.20%, 4.897%, 8/25/70 (5) 95,565 96
Wells Fargo Commercial Mortgage Trust, Series 2019-C54,
Class A4, 3.146%, 12/15/52  45,000 43
3,969
Preferred Stocks 0.0%
Sortera Technologies, Series PF2-1, Acquisition Date:
9/22/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-10, Acquisition Date:
9/22/25 - 10/8/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-11, Acquisition Date:
10/8/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-12, Acquisition Date:
10/8/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-13, Acquisition Date:
10/8/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-14, Acquisition Date:
10/8/25, Cost $6 (2)(3)(4) 9 6

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Sortera Technologies, Series PF2-15, Acquisition Date:
10/8/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-16, Acquisition Date:
10/8/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-17, Acquisition Date:
10/8/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-18, Acquisition Date:
10/8/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-19, Acquisition Date:
10/8/25, Cost $4 (2)(3)(4) 7 4
Sortera Technologies, Series PF2-2, Acquisition Date:
9/22/25, Cost $5 (2)(3)(4) 9 5
Sortera Technologies, Series PF2-3, Acquisition Date:
9/22/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-4, Acquisition Date:
9/22/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-5, Acquisition Date:
9/22/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-6, Acquisition Date:
9/22/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-7, Acquisition Date:
9/22/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-8, Acquisition Date:
9/22/25, Cost $6 (2)(3)(4) 9 6
Sortera Technologies, Series PF2-9, Acquisition Date:
9/22/25, Cost $6 (2)(3)(4) 9 6
111
Private Investment Companies 7.5%
Blackstone Partners Offshore Fund, Series E1 (3) 21,610 63,571
63,571
U.S. Government & Agency Mortgage-Backed
Securities 0.2%
Federal Home Loan Mortgage Multifamily Structured PTC
2.952%, 2/25/27  5,515 5
4.40%, 10/25/30  405,000 410
Federal Home Loan Mortgage Multifamily Structured PTC,
ARM
2.347%, 11/25/31  860,000 780
3.71%, 9/25/32  370,000 358
4.43%, 2/25/33  285,000 287
1,840

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 6.7%
U.S. Treasury Bonds, 1.125%, 5/15/40  1,580,000 998
U.S. Treasury Bonds, 1.375%, 8/15/50  1,150,000 564
U.S. Treasury Bonds, 1.875%, 2/15/51  1,215,000 677
U.S. Treasury Bonds, 2.00%, 2/15/50  2,490,000 1,455
U.S. Treasury Bonds, 2.00%, 8/15/51  365,000 208
U.S. Treasury Bonds, 2.25%, 2/15/52  2,245,000 1,356
U.S. Treasury Bonds, 2.50%, 2/15/45  40,000 28
U.S. Treasury Bonds, 2.75%, 11/15/42  65,000 50
U.S. Treasury Bonds, 2.75%, 8/15/47  4,565,000 3,252
U.S. Treasury Bonds, 3.00%, 11/15/44  70,000 54
U.S. Treasury Bonds, 3.00%, 2/15/47  220,000 165
U.S. Treasury Bonds, 3.00%, 2/15/48  740,000 549
U.S. Treasury Bonds, 3.00%, 8/15/48  150,000 111
U.S. Treasury Bonds, 3.00%, 8/15/52  800,000 570
U.S. Treasury Bonds, 3.125%, 11/15/41  290,000 239
U.S. Treasury Bonds, 3.125%, 8/15/44  110,000 87
U.S. Treasury Bonds, 3.375%, 8/15/42  220,000 185
U.S. Treasury Bonds, 3.625%, 8/15/43  305,000 263
U.S. Treasury Bonds, 3.625%, 2/15/53  80,000 64
U.S. Treasury Bonds, 3.625%, 5/15/53  825,000 664
U.S. Treasury Bonds, 3.875%, 8/15/40  2,025,000 1,867
U.S. Treasury Bonds, 3.875%, 2/15/43  605,000 542
U.S. Treasury Bonds, 3.875%, 5/15/43  105,000 94
U.S. Treasury Bonds, 4.00%, 11/15/52  150,000 129
U.S. Treasury Bonds, 4.25%, 2/15/54  360,000 324
U.S. Treasury Bonds, 4.25%, 8/15/54 (11) 245,000 220
U.S. Treasury Bonds, 4.50%, 11/15/54  270,000 253
U.S. Treasury Bonds, 4.625%, 5/15/54  150,000 144
U.S. Treasury Bonds, 4.625%, 2/15/55  190,000 182
U.S. Treasury Bonds, 4.75%, 11/15/43  370,000 369
U.S. Treasury Bonds, 4.75%, 11/15/53  640,000 625
U.S. Treasury Bonds, 4.75%, 5/15/55  1,020,000 997
U.S. Treasury Bonds, 5.00%, 5/15/45  365,000 373
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51  83,162 45
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50  162,632 94
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43  302,678 226
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42  612,497 478
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45  199,581 146
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47  256,325 185
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46  269,343 203

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48  148,525 108
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49  173,888 125
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44  135,179 113
U.S. Treasury Inflation-Indexed Bonds, 1.50%, 2/15/53  539,198 420
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/41  296,014 291
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54  420,539 377
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 2/15/55  123,260 117
U.S. Treasury Inflation-Indexed Bonds, 3.625%, 4/15/28  661,310 699
U.S. Treasury Inflation-Indexed Bonds, 3.875%, 4/15/29  393,932 428
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26  680,133 680
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27  1,583,152 1,567
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30  718,075 689
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30  1,061,903 1,015
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31  1,643,545 1,551
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31  253,957 238
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29  722,258 704
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28  210,242 209
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32  1,142,769 1,084
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28  149,267 149
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29  201,788 201
U.S. Treasury Inflation-Indexed Notes, 1.125%, 10/15/30  1,042,101 1,038
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28  522,033 525
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33  757,726 745
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29  1,467,864 1,498
U.S. Treasury Inflation-Indexed Notes, 1.625%, 4/15/30  987,654 1,003
U.S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/34  1,915,583 1,920
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/34  377,027 381
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/35  469,380 471
U.S. Treasury Inflation-Indexed Notes, 1.875%, 1/15/36  503,738 502
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29 (11) 2,900,245 2,991
U.S. Treasury Inflation-Indexed Notes, 2.125%, 1/15/35  539,201 553
U.S. Treasury Inflation-Indexed Notes, 2.375%, 10/15/28 (11) 3,376,854 3,509
U.S. Treasury Notes, 0.625%, 8/15/30  420,000 365
U.S. Treasury Notes, 0.75%, 1/31/28  120,000 114
U.S. Treasury Notes, 1.25%, 8/15/31  185,000 161
U.S. Treasury Notes, 1.625%, 8/15/29  1,450,000 1,353
U.S. Treasury Notes, 1.875%, 2/15/32  365,000 325
U.S. Treasury Notes, 3.625%, 5/31/28  100,000 100
U.S. Treasury Notes, 3.625%, 9/30/30  245,000 243
U.S. Treasury Notes, 3.875%, 8/15/34  750,000 734
U.S. Treasury Notes, 4.00%, 2/29/28  285,000 288
U.S. Treasury Notes, 4.00%, 2/28/30  350,000 354
U.S. Treasury Notes, 4.00%, 3/31/30  245,000 247

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Notes, 4.00%, 2/15/34  280,000 278
U.S. Treasury Notes, 4.125%, 9/30/27  250,000 252
U.S. Treasury Notes, 4.125%, 11/30/29  355,000 360
U.S. Treasury Notes, 4.125%, 3/31/32  820,000 828
U.S. Treasury Notes, 4.25%, 2/28/29  490,000 499
U.S. Treasury Notes, 4.25%, 11/15/34  1,005,000 1,010
U.S. Treasury Notes, 4.25%, 5/15/35  1,255,000 1,258
U.S. Treasury Notes, 4.375%, 11/30/28  1,105,000 1,128
U.S. Treasury Notes, 4.375%, 12/31/29  350,000 358
U.S. Treasury Notes, 4.375%, 5/15/34  150,000 152
U.S. Treasury Notes, 4.50%, 5/31/29  355,000 364
U.S. Treasury Notes, 4.625%, 2/15/35  1,090,000 1,124
56,831
Total United States (Cost $467,355) 610,238
VIETNAM 0.4%
Common Stocks 0.4%
Airports Corp. of Vietnam (2) 5,980 13
Asia Commercial Bank  396,726 369
Bank for Foreign Trade of Vietnam  144,747 394
Binh Minh Plastics  20,600 130
FPT  1,909 8
FPT Digital Retail (2) 33,193 217
Ho Chi Minh City Development Joint Stock Commercial
Bank (2) 81,706 89
Hoa Phat Group (2) 567,828 587
Khang Dien House Trading & Investment (2) 127,483 135
Military Commercial Joint Stock Bank  163,742 172
Mobile World Investment  58,000 208
Nam Long Investment  69,509 79
Phu Nhuan Jewelry  83,620 411
Techcom Securities (2) 21,000 46
Vietnam Prosperity Bank  42,500 46
Total Vietnam (Cost $2,062) 2,904
SHORT-TERM INVESTMENTS 4.5%
Money Market Funds 4.5%
T. Rowe Price Government Reserve Fund, 3.76% (9)(12) 37,931,965 37,932
Total Short-Term Investments (Cost $37,932) 37,932

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Treasury Reserve Fund, 3.74% (9)(12) 2,664,413 2,664
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 2,664
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Treasury Reserve Fund, 3.74% (9)(12) 1,937,784 1,938
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1,938
Total Securities Lending Collateral (Cost $4,602) 4,602
Total Investments in Securities  100.1%
(Cost $634,425) $ 853,155
Other Assets Less Liabilities (0.1)% (816)
Net Assets 100.0% $ 852,339
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at January 31, 2026.
(2) Non-income producing
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”).
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $3,098 and represents 0.4% of net assets.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $15,768 and represents 1.8% of net assets.

T. ROWE PRICE Global Allocation Fund

.
.
.
.
.
.
.
.
.
.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) All or a portion of this loan is unsettled as of January 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(8) SEC 30-day yield
(9) Affiliated Companies
(10) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(11) At January 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(12) Seven-day yield
1M CHF LIBOR One month CHF LIBOR (London interbank offered rate)
1M DKK CIBOR One month DKK CIBOR (Copenhagen interbank offered rate)
1M HKD HIBOR One month HKD HIBOR (Hong Kong interbank offered rate)
1M NOK NIBOR One month NOK NIBOR (Norwegian interbank offered rate)
1M PLN WIBOR One month PLN WIBOR (Warsaw interbank offered rate)
1M SEK
STIBOR One month SEK STIBOR (Stockholm interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1M ADBB One month AUD bank bill
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
CORRA Canadian Overnight Repo Rate Average
CPI Consumer Price Index
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
ESTR Euro short-term rate
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GDR Global Depositary Receipts

T. ROWE PRICE Global Allocation Fund

.
.
.
.
.
.
.
.
.
.
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar
ILS Israeli Shekel
JPY Japanese Yen
NOK Norwegian Krone
NVDR Non-Voting Depositary Receipts
NZD New Zealand Dollar
OTC Over-the-counter
PIK Payment-in-kind
PLN Polish Zloty
PTC Pass-Through Certificate
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SARON Swiss Average Rate Overnight
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SONIA Sterling Overnight Index Average
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TONA Tokyo overnight average rate
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
iShares iBoxx High Yield
Corporate Bond ETF, Call,
2/20/26 @ $81.00 478 3,878 (10)
JPMorgan Chase
iShares iBoxx High Yield
Corporate Bond ETF, Put,
2/20/26 @ $81.00 478 3,878 (18)
Morgan Stanley
S&P 500 Index, Put,
3/20/26 @ $6,425.00 56 38,859 (229)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Call,
2/20/26 @ $81.00 485 3,934 (10)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Put,
2/20/26 @ $81.00 485 3,934 (18)
Total Options Written (Premiums $(296)) $ (285)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.1%
Total Return Swaps 0.1%
Australia 0.0%
UBS Investment Bank, Pay Underlying
Reference: Cochlear Monthly, Receive
Variable 3.115% (1M ADBB + (0.45)%)
Monthly, 1/18/28 457 (6) — (6)
UBS Investment Bank, Pay Underlying
Reference: Fortescue Monthly, Receive
Variable 3.115% (1M ADBB + (0.45)%)
Monthly, 1/18/28 194 11 — 11
UBS Investment Bank, Pay Underlying
Reference: National Australia Bank
Monthly, Receive Variable 3.115% (1M
ADBB + (0.45)%) Monthly, 1/18/28 303 (11) — (11)
UBS Investment Bank, Receive
Underlying Reference: ANZ Group
Holdings Monthly, Pay Variable 3.965%
(1M ADBB + 0.40%) Monthly, 1/18/28 926 17 — 17
UBS Investment Bank, Receive
Underlying Reference: Downer EDI
Monthly, Pay Variable 3.965% (1M
ADBB + 0.40%) Monthly, 1/18/28 153 1 — 1
UBS Investment Bank, Receive
Underlying Reference: Medibank
Monthly, Pay Variable 3.965% (1M
ADBB + 0.40%) Monthly, 1/18/28 159 (4) — (4)
UBS Investment Bank, Receive
Underlying Reference: Reliance
Worldwide Monthly, Pay Variable 4.072%
(1M ADBB + 0.40%) Monthly, 1/18/28 149 (2) — (2)
Total Australia — 6
Austria 0.0%
Goldman Sachs, Receive Underlying
Reference: Erste Group Bank Monthly,
Pay Variable 2.333% (EUR ESTR +
0.40%) Monthly, 1/18/28 233 11 — 11
Total Austria — 11

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Belgium (0.0)%
Goldman Sachs, Receive Underlying
Reference: UCB Monthly, Pay Variable
2.333% (EUR ESTR + 0.40%) Monthly,
1/18/28 137 (3) — (3)
Total Belgium — (3)
Bermuda (0.0)%
Citibank, Receive Underlying Reference:
Invesco Monthly, Pay Variable 4.070%
(SOFR + 0.42%) Monthly, 1/18/28 140 (5) — (5)
Total Bermuda — (5)
Canada 0.0%
Citibank, Pay Underlying Reference:
Brookfield Asset Management, Class
A Monthly, Receive Variable 1.861%
(CORRA + (0.40)%) Monthly, 1/18/28 616 42 — 42
Citibank, Pay Underlying Reference:
FirstService Monthly, Receive Variable
1.861% (CORRA + (0.40)%) Monthly,
1/18/28 605 12 — 12
Citibank, Pay Underlying Reference:
Manulife Financial Monthly, Receive
Variable 1.961% (CORRA + (0.30)%)
Monthly, 1/18/28 358 (2) — (2)
Citibank, Receive Underlying Reference:
Capstone Copper Monthly, Pay Variable
2.711% (CORRA + 0.45%) Monthly,
1/18/28 155 12 — 12
Citibank, Receive Underlying Reference:
Ivanhoe Mines, Class A Monthly, Pay
Variable 2.711% (CORRA + 0.45%)
Monthly, 1/18/28 133 8 — 8
Citibank, Receive Underlying Reference:
Sun Life Financial Monthly, Pay Variable
2.761% (CORRA + 0.50%) Monthly,
1/18/28 438 (4) — (4)
Citibank, Receive Underlying Reference:
TMX Group Monthly, Pay Variable
2.711% (CORRA + 0.45%) Monthly,
1/18/28 351 (2) — (2)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Tourmaline Oil Monthly, Pay Variable
2.711% (CORRA + 0.45%) Monthly,
1/18/28 133 10 — 10
Goldman Sachs, Pay Underlying
Reference: Bank of Montreal Monthly,
Receive Variable 1.964% (CORRA +
(0.30)%) Monthly, 1/18/28 145 — — —
JPMorgan Chase, Receive Underlying
Reference: West Fraser Timber Monthly,
Pay Variable 3.999% (SOFR + 0.35%)
Monthly, 1/18/28 283 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: Bank of Nova Monthly,
Receive Variable 1.864% (CORRA +
(0.40)%) Monthly, 1/18/28 141 1 — 1
Morgan Stanley, Pay Underlying
Reference: Canadian Imperial Bank of
Commerce Monthly, Receive Variable
1.864% (CORRA + (0.40)%) Monthly,
1/18/28 162 2 — 2
Total Canada — 75
Denmark 0.0%
Goldman Sachs, Pay Underlying
Reference: Pandora Monthly, Receive
Variable 1.580% (1M DKK CIBOR +
(0.35)%) Monthly, 1/18/28 730 8 — 8
Goldman Sachs, Receive Underlying
Reference: Novo Nordisk, Class B
Monthly, Pay Variable 2.280% (1M DKK
CIBOR + 0.35%) Monthly, 1/18/28 1,884 3 — 3
JPMorgan Chase, Receive Underlying
Reference: Novonesis Novozymes,
Class B Monthly, Pay Variable 2.317%
(1M DKK CIBOR + 0.40%) Monthly,
1/18/28 1,175 (2) — (2)
Total Denmark — 9
Finland (0.0)%
Goldman Sachs, Pay Underlying
Reference: Elisa Monthly, Receive
Variable 1.663% (EUR ESTR + (0.27)%)
Monthly, 1/18/28 330 (1) — (1)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Fortum Monthly, Pay Variable
2.333% (EUR ESTR + 0.40%) Monthly,
1/18/28 284 9 — 9
Goldman Sachs, Receive Underlying
Reference: Sampo, Class A Monthly,
Pay Variable 2.333% (EUR ESTR +
0.40%) Monthly, 1/18/28 267 (20) — (20)
Goldman Sachs, Receive Underlying
Reference: Stora Enso, Class R Monthly,
Pay Variable 2.333% (EUR ESTR +
0.40%) Monthly, 1/18/28 211 (23) — (23)
Total Finland — (35)
France (0.0)%
Bank of America, Pay Underlying
Reference: Edenred Monthly, Receive
Variable 1.583% (EUR ESTR + (0.35)%)
Monthly, 1/18/28 86 2 — 2
Goldman Sachs, Pay Underlying
Reference: BNP Paribas Monthly,
Receive Variable 1.663% (EUR ESTR +
(0.27)%) Monthly, 1/18/28 439 (22) — (22)
Goldman Sachs, Pay Underlying
Reference: Capgemini Monthly, Receive
Variable 1.663% (EUR ESTR + (0.27)%)
Monthly, 1/18/28 183 19 — 19
Goldman Sachs, Pay Underlying
Reference: Sanofi Monthly, Receive
Variable 1.663% (EUR ESTR + (0.27)%)
Monthly, 1/18/28 431 16 — 16
Goldman Sachs, Receive Underlying
Reference: AXA Monthly, Pay Variable
2.333% (EUR ESTR + 0.40%) Monthly,
1/18/28 348 (10) — (10)
Goldman Sachs, Receive Underlying
Reference: LVMH Moet Hennessy Louis
Vuitton Monthly, Pay Variable 2.333%
(EUR ESTR + 0.40%) Monthly, 1/18/28 262 (39) — (39)
Goldman Sachs, Receive Underlying
Reference: Orange Monthly, Pay
Variable 2.333% (EUR ESTR + 0.40%)
Monthly, 1/18/28 266 21 — 21

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Safran Monthly, Pay Variable
2.333% (EUR ESTR + 0.40%) Monthly,
1/18/28 127 (9) — (9)
Goldman Sachs, Receive Underlying
Reference: Vinci Monthly, Pay Variable
2.333% (EUR ESTR + 0.40%) Monthly,
1/18/28 156 7 — 7
JPMorgan Chase, Pay Underlying
Reference: Edenred Monthly, Receive
Variable 1.583% (EUR ESTR + (0.35)%)
Monthly, 1/18/28 43 1 — 1
Total France — (14)
Germany 0.0%
Citibank, Pay Underlying Reference:
Fresenius Monthly, Receive Variable
1.633% (EUR ESTR + (0.30)%) Monthly,
1/18/28 311 19 — 19
Goldman Sachs, Pay Underlying
Reference: Dr Ing hc F Porsche Monthly,
Receive Variable 1.663% (EUR ESTR +
(0.27)%) Monthly, 1/18/28 137 6 — 6
Goldman Sachs, Pay Underlying
Reference: Hannover Rueck Monthly,
Receive Variable 1.663% (EUR ESTR +
(0.27)%) Monthly, 1/18/28 292 7 — 7
Goldman Sachs, Pay Underlying
Reference: Hensoldt Monthly, Receive
Variable 1.663% (EUR ESTR + (0.27)%)
Monthly, 1/18/28 85 7 — 7
Goldman Sachs, Pay Underlying
Reference: Merck Monthly, Receive
Variable 1.663% (EUR ESTR + (0.27)%)
Monthly, 1/18/28 143 5 — 5
Goldman Sachs, Pay Underlying
Reference: Scout24 Monthly, Receive
Variable 1.663% (EUR ESTR + (0.27)%)
Monthly, 1/18/28 132 4 — 4
Goldman Sachs, Pay Underlying
Reference: Volkswagen Monthly,
Receive Variable 1.663% (EUR ESTR +
(0.27)%) Monthly, 1/18/28 82 — — —

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: Vonovia Monthly, Receive
Variable 1.663% (EUR ESTR + (0.27)%)
Monthly, 1/18/28 105 4 — 4
Goldman Sachs, Receive Underlying
Reference: adidas Monthly, Pay Variable
2.333% (EUR ESTR + 0.40%) Monthly,
1/18/28 202 (20) — (20)
Goldman Sachs, Receive Underlying
Reference: BASF Monthly, Pay Variable
2.333% (EUR ESTR + 0.40%) Monthly,
1/18/28 343 (3) — (3)
Goldman Sachs, Receive Underlying
Reference: Bayer Monthly, Pay Variable
2.333% (EUR ESTR + 0.40%) Monthly,
1/18/28 144 10 — 10
Goldman Sachs, Receive Underlying
Reference: Bayerische Motoren Werke
Monthly, Pay Variable 2.333% (EUR
ESTR + 0.40%) Monthly, 1/18/28 136 (5) — (5)
Goldman Sachs, Receive Underlying
Reference: Deutsche Boerse Monthly,
Pay Variable 1.523% (EUR ESTR +
(0.41)%) Monthly, 1/18/28 275 2 — 2
Goldman Sachs, Receive Underlying
Reference: Deutsche Boerse Monthly,
Pay Variable 2.333% (EUR ESTR +
0.40%) Monthly, 1/18/28 58 — — —
Goldman Sachs, Receive Underlying
Reference: Infineon Technologies
Monthly, Pay Variable 2.333% (EUR
ESTR + 0.40%) Monthly, 1/18/28 100 — — —
Goldman Sachs, Receive Underlying
Reference: Siemens Healthineers
Monthly, Pay Variable 2.333% (EUR
ESTR + 0.40%) Monthly, 1/18/28 193 (23) — (23)
Morgan Stanley, Pay Underlying
Reference: Muenchener
Rueckversicherungs-Gesellschaft AG
in Muenchen Monthly, Receive Variable
1.584% (EUR ESTR + (0.35)%) Monthly,
1/18/28 226 7 — 7

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Siemens Energy Monthly,
Receive Variable 1.583% (EUR ESTR +
(0.35)%) Monthly, 1/18/28 88 (13) — (13)
Total Germany — 7
Hong Kong 0.0%
UBS Investment Bank, Receive
Underlying Reference: AIA Group
Monthly, Pay Variable 3.189% (1M HKD
HIBOR + 0.35%) Monthly, 1/18/28 1,560 15 — 15
Total Hong Kong — 15
Ireland 0.0%
Citibank, Pay Underlying Reference:
Allegion Monthly, Receive Variable
3.470% (SOFR + (0.18)%) Monthly,
1/18/28 302 (1) — (1)
Citibank, Receive Underlying Reference:
Linde Monthly, Pay Variable 4.070%
(SOFR + 0.42%) Monthly, 1/18/28 546 20 — 20
Goldman Sachs, Pay Underlying
Reference: Pentair Monthly, Receive
Variable 3.349% (SOFR + (0.30)%)
Monthly, 1/18/28 402 6 — 6
Goldman Sachs, Receive Underlying
Reference: Kingspan Group Monthly,
Pay Variable 2.333% (EUR ESTR +
0.40%) Monthly, 1/18/28 167 2 — 2
Total Ireland — 27
Italy 0.0%
Goldman Sachs, Pay Underlying
Reference: FinecoBank Banca Fineco
Monthly, Receive Variable 1.663% (EUR
ESTR + (0.27)%) Monthly, 1/18/28 137 1 — 1
Goldman Sachs, Pay Underlying
Reference: Intesa Sanpaolo Monthly,
Receive Variable 1.663% (EUR ESTR +
(0.27)%) Monthly, 1/18/28 748 6 — 6
Goldman Sachs, Receive Underlying
Reference: Generali Monthly, Pay
Variable 2.333% (EUR ESTR + 0.40%)
Monthly, 1/18/28 352 (7) — (7)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: UniCredit Monthly, Pay
Variable 2.333% (EUR ESTR + 0.40%)
Monthly, 1/18/28 264 5 — 5
Total Italy — 5
Japan 0.1%
Morgan Stanley, Pay Underlying
Reference: Bandai Namco Holdings
Monthly, Receive Variable 0.308% (JPY
TONA + (0.42)%) Monthly, 1/18/28 25,218 8 — 8
Morgan Stanley, Pay Underlying
Reference: Central Japan Railway
Monthly, Receive Variable 0.308% (JPY
TONA + (0.42)%) Monthly, 1/18/28 26,561 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: Dai-ichi Life Holdings
Monthly, Receive Variable 0.308% (JPY
TONA + (0.42)%) Monthly, 1/18/28 40,054 9 — 9
Morgan Stanley, Pay Underlying
Reference: Konami Group Monthly,
Receive Variable 0.308% (JPY TONA +
(0.42)%) Monthly, 1/18/28 21,760 (5) — (5)
Morgan Stanley, Pay Underlying
Reference: MINEBEA MITSUMI Monthly,
Receive Variable 0.308% (JPY TONA +
(0.42)%) Monthly, 1/18/28 16,676 2 — 2
Morgan Stanley, Pay Underlying
Reference: NIDEC Monthly, Receive
Variable 0.308% (JPY TONA + (0.42)%)
Monthly, 1/18/28 16,898 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: Nomura Research Institute
Monthly, Receive Variable 0.308% (JPY
TONA + (0.42)%) Monthly, 1/18/28 19,680 30 — 30
Morgan Stanley, Pay Underlying
Reference: NTT Monthly, Receive
Variable 0.308% (JPY TONA + (0.42)%)
Monthly, 1/18/28 23,096 4 — 4
Morgan Stanley, Pay Underlying
Reference: Shionogi Monthly, Receive
Variable 0.308% (JPY TONA + (0.42)%)
Monthly, 1/18/28 17,040 (9) — (9)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Sompo Holdings Monthly,
Receive Variable 0.308% (JPY TONA +
(0.42)%) Monthly, 1/18/28 44,741 21 — 21
Morgan Stanley, Pay Underlying
Reference: Sony Financial Group
Monthly, Receive Variable 0.308% (JPY
TONA + (0.42)%) Monthly, 1/18/28 19,508 13 — 13
Morgan Stanley, Pay Underlying
Reference: Sumitomo Mitsui Financial
Group Monthly, Receive Variable 0.308%
(JPY TONA + (0.42)%) Monthly, 1/18/28 55,048 13 — 13
Morgan Stanley, Pay Underlying
Reference: Suntory Beverage & Food
Monthly, Receive Variable 0.308% (JPY
TONA + (0.42)%) Monthly, 1/18/28 15,581 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: Sysmex Monthly, Receive
Variable 0.308% (JPY TONA + (0.42)%)
Monthly, 1/18/28 37,440 20 — 20
Morgan Stanley, Pay Underlying
Reference: Terumo Monthly, Receive
Variable 0.308% (JPY TONA + (0.42)%)
Monthly, 1/18/28 14,336 9 — 9
Morgan Stanley, Pay Underlying
Reference: Tokio Marine Holdings
Monthly, Receive Variable 0.308% (JPY
TONA + (0.42)%) Monthly, 1/18/28 62,346 22 — 22
Morgan Stanley, Receive Underlying
Reference: Capcom Monthly, Pay
Variable 1.010% (JPY TONA + 0.53%)
Monthly, 1/18/28 39,119 7 — 7
Morgan Stanley, Receive Underlying
Reference: Toyota Motor Monthly, Pay
Variable 1.258% (JPY TONA + 0.53%)
Monthly, 1/18/28 10,771 (4) — (4)
UBS Investment Bank, Pay Underlying
Reference: Otsuka Holdings Monthly,
Receive Variable 0.329% (JPY TONA +
(0.40)%) Monthly, 1/18/28 50,717 (7) — (7)
UBS Investment Bank, Pay Underlying
Reference: Sumitomo Mitsui Financial
Group Monthly, Receive Variable 0.328%
(JPY TONA + (0.40)%) Monthly, 1/18/28 8,165 (4) — (4)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive
Underlying Reference: Ajinomoto
Monthly, Pay Variable 1.079% (JPY
TONA + 0.35%) Monthly, 1/18/28 59,480 (14) — (14)
UBS Investment Bank, Receive
Underlying Reference: Chugai
Pharmaceutical Monthly, Pay Variable
1.078% (JPY TONA + 0.35%) Monthly,
1/18/28 21,238 7 — 7
UBS Investment Bank, Receive
Underlying Reference: Daiichi Sankyo
Monthly, Pay Variable 1.078% (JPY
TONA + 0.35%) Monthly, 1/18/28 28,650 (37) — (37)
UBS Investment Bank, Receive
Underlying Reference: Daikin Industries
Monthly, Pay Variable 1.078% (JPY
TONA + 0.35%) Monthly, 1/18/28 15,304 (3) — (3)
UBS Investment Bank, Receive
Underlying Reference: Eisai Monthly,
Pay Variable 1.078% (JPY TONA +
0.35%) Monthly, 1/18/28 28,999 (18) — (18)
UBS Investment Bank, Receive
Underlying Reference: Fast Retailing
Monthly, Pay Variable 1.078% (JPY
TONA + 0.35%) Monthly, 1/18/28 32,232 (18) — (18)
UBS Investment Bank, Receive
Underlying Reference: Food & Life
Monthly, Pay Variable 1.078% (JPY
TONA + 0.35%) Monthly, 1/18/28 20,630 (2) — (2)
UBS Investment Bank, Receive
Underlying Reference: Hitachi Monthly,
Pay Variable 1.078% (JPY TONA +
0.35%) Monthly, 1/18/28 30,019 10 — 10
UBS Investment Bank, Receive
Underlying Reference: Hoya Monthly,
Pay Variable 1.078% (JPY TONA +
0.35%) Monthly, 1/18/28 15,030 2 — 2
UBS Investment Bank, Receive
Underlying Reference: Japan Tobacco
Monthly, Pay Variable 1.078% (JPY
TONA + 0.35%) Monthly, 1/18/28 30,369 (1) — (1)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive
Underlying Reference: Keyence Monthly,
Pay Variable 1.078% (JPY TONA +
0.35%) Monthly, 1/18/28 16,782 1 — 1
UBS Investment Bank, Receive
Underlying Reference: Lasertec Monthly,
Pay Variable 1.078% (JPY TONA +
0.35%) Monthly, 1/18/28 12,280 15 — 15
UBS Investment Bank, Receive
Underlying Reference: M3 Monthly, Pay
Variable 1.078% (JPY TONA + 0.35%)
Monthly, 1/18/28 35,640 (25) — (25)
UBS Investment Bank, Receive
Underlying Reference: Mitsubishi
Electric Monthly, Pay Variable 1.078%
(JPY TONA + 0.35%) Monthly, 1/18/28 17,431 3 — 3
UBS Investment Bank, Receive
Underlying Reference: Mitsubishi Estate
Monthly, Pay Variable 1.078% (JPY
TONA + 0.35%) Monthly, 1/18/28 30,872 (1) — (1)
UBS Investment Bank, Receive
Underlying Reference: NEC Monthly,
Pay Variable 1.078% (JPY TONA +
0.35%) Monthly, 1/18/28 16,362 (8) — (8)
UBS Investment Bank, Receive
Underlying Reference: Olympus Monthly,
Pay Variable 1.078% (JPY TONA +
0.35%) Monthly, 1/18/28 34,235 (26) — (26)
UBS Investment Bank, Receive
Underlying Reference: Optex Group
Monthly, Pay Variable 1.078% (JPY
TONA + 0.35%) Monthly, 1/18/28 15,536 (2) — (2)
UBS Investment Bank, Receive
Underlying Reference: Recruit Holdings
Monthly, Pay Variable 1.078% (JPY
TONA + 0.35%) Monthly, 1/18/28 49,052 (40) — (40)
UBS Investment Bank, Receive
Underlying Reference: Renesas
Electronics Monthly, Pay Variable
1.078% (JPY TONA + 0.35%) Monthly,
1/18/28 19,384 18 — 18

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive
Underlying Reference: Sanrio Monthly,
Pay Variable 1.078% (JPY TONA +
0.35%) Monthly, 1/18/28 14,350 (7) — (7)
UBS Investment Bank, Receive
Underlying Reference: Seven & i
Holdings Monthly, Pay Variable 1.078%
(JPY TONA + 0.35%) Monthly, 1/18/28 32,487 (3) — (3)
UBS Investment Bank, Receive
Underlying Reference: Shin-Etsu
Chemical Monthly, Pay Variable 1.078%
(JPY TONA + 0.35%) Monthly, 1/18/28 32,728 4 — 4
UBS Investment Bank, Receive
Underlying Reference: Sumitomo Mitsui
Trust Group Monthly, Pay Variable
1.078% (JPY TONA + 0.35%) Monthly,
1/18/28 66,640 19 — 19
UBS Investment Bank, Receive
Underlying Reference: Sumitomo Realty
& Development Monthly, Pay Variable
1.078% (JPY TONA + 0.35%) Monthly,
1/18/28 34,976 13 — 13
UBS Investment Bank, Receive
Underlying Reference: T&D Holdings
Monthly, Pay Variable 1.078% (JPY
TONA + 0.35%) Monthly, 1/18/28 16,010 — — —
UBS Investment Bank, Receive
Underlying Reference: Timee Monthly,
Pay Variable 0.830% (JPY TONA +
0.35%) Monthly, 1/18/28 18,129 (2) — (2)
UBS Investment Bank, Receive
Underlying Reference: Tokyo Electron
Monthly, Pay Variable 1.078% (JPY
TONA + 0.35%) Monthly, 1/18/28 18,320 15 — 15
UBS Investment Bank, Receive
Underlying Reference: Toyota Motor
Monthly, Pay Variable 1.078% (JPY
TONA + 0.35%) Monthly, 1/18/28 19,105 8 — 8
Total Japan — 29

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Jersey 0.0%
Goldman Sachs, Receive Underlying
Reference: Glencore Monthly, Pay
Variable 4.107% (GBP SONIA + 0.38%)
Monthly, 1/18/28 208 4 — 4
Total Jersey — 4
Luxembourg 0.0%
Goldman Sachs, Pay Underlying
Reference: Zabka Group Monthly,
Receive Variable 2.490% (1M PLN
WIBOR + (1.55)%) Monthly, 1/18/28
(PLN) 1,539 13 — 13
Total Luxembourg — 13
Netherlands (0.0)%
Bank of America, Receive Underlying
Reference: Airbus Monthly, Pay Variable
2.283% (EUR ESTR + 0.35%) Monthly,
1/18/28 91 (11) — (11)
Goldman Sachs, Pay Underlying
Reference: Ferrovial Monthly, Receive
Variable 1.663% (EUR ESTR + (0.27)%)
Monthly, 1/18/28 103 3 — 3
Goldman Sachs, Receive Underlying
Reference: Universal Music Group
Monthly, Pay Variable 2.333% (EUR
ESTR + 0.40%) Monthly, 1/18/28 85 (6) — (6)
Total Netherlands — (14)
Norway (0.0)%
Goldman Sachs, Pay Underlying
Reference: Equinor Monthly, Receive
Variable 3.640% (1M NOK NIBOR +
(0.35)%) Monthly, 1/18/28 527 (2) — (2)
Goldman Sachs, Pay Underlying
Reference: Equinor Monthly, Receive
Variable 3.660% (1M NOK NIBOR +
(0.35)%) Monthly, 1/18/28 2,673 (10) — (10)
Goldman Sachs, Pay Underlying
Reference: Norsk Hydro Monthly,
Receive Variable 3.660% (1M NOK
NIBOR + (0.35)%) Monthly, 1/18/28 1,184 (2) — (2)
Total Norway — (14)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Portugal 0.0%
Goldman Sachs, Receive Underlying
Reference: Banco Comercial Portugues,
Class R Monthly, Pay Variable 2.333%
(EUR ESTR + 0.40%) Monthly, 1/18/28 96 2 — 2
Goldman Sachs, Receive Underlying
Reference: Galp Energia SGPS Monthly,
Pay Variable 2.333% (EUR ESTR +
0.40%) Monthly, 1/18/28 80 3 — 3
Total Portugal — 5
Spain 0.0%
Goldman Sachs, Pay Underlying
Reference: Iberdrola Monthly, Receive
Variable 1.663% (EUR ESTR + (0.27)%)
Monthly, 1/18/28 140 (6) — (6)
Goldman Sachs, Receive Underlying
Reference: CaixaBank Monthly, Pay
Variable 2.333% (EUR ESTR + 0.40%)
Monthly, 1/18/28 658 39 — 39
Total Spain — 33
Sweden 0.0%
Citibank, Receive Underlying Reference:
Swedbank, Class A Monthly, Pay
Variable 2.324% (1M SEK STIBOR +
0.35%) Monthly, 1/18/28 4,743 (3) — (3)
Goldman Sachs, Pay Underlying
Reference: Boliden Monthly, Receive
Variable 1.555% (1M SEK STIBOR +
(0.35)%) Monthly, 1/18/28 1,148 (7) — (7)
Goldman Sachs, Pay Underlying
Reference: Hexagon, Class B Monthly,
Receive Variable 1.555% (1M SEK
STIBOR + (0.35)%) Monthly, 1/18/28 1,837 14 — 14
Goldman Sachs, Pay Underlying
Reference: Svenska Cellulosa, Class
B Monthly, Receive Variable 1.555%
(1M SEK STIBOR + (0.35)%) Monthly,
1/18/28 3,717 33 — 33
Goldman Sachs, Receive Underlying
Reference: NOBA Bank Group Monthly,
Pay Variable 2.255% (1M SEK STIBOR
+ 0.35%) Monthly, 1/18/28 1,148 (10) — (10)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Saab, Class B Monthly, Pay
Variable 2.255% (1M SEK STIBOR +
0.35%) Monthly, 1/18/28 1,215 — — —
Total Sweden — 27
Switzerland (0.0)%
Goldman Sachs, Pay Underlying
Reference: Novartis Monthly, Receive
Variable (0.458)% (SARON + (0.41)%)
Monthly, 1/18/28 311 (1) — (1)
Goldman Sachs, Pay Underlying
Reference: Sika Monthly, Receive
Variable (0.458)% (SARON + (0.41)%)
Monthly, 1/18/28 84 4 — 4
Goldman Sachs, Pay Underlying
Reference: Straumann Holding Monthly,
Receive Variable (0.458)% (SARON +
(0.41)%) Monthly, 1/18/28 87 7 — 7
Goldman Sachs, Receive Underlying
Reference: Cie Financiere Richemont,
Class A Monthly, Pay Variable 0.242%
(SARON + 0.29%) Monthly, 1/18/28 166 (27) — (27)
Goldman Sachs, Receive Underlying
Reference: Sonova Holding Monthly,
Pay Variable 0.242% (SARON + 0.29%)
Monthly, 1/18/28 177 (9) — (9)
Goldman Sachs, Receive Underlying
Reference: UBS Group Monthly, Pay
Variable 0.242% (SARON + 0.29%)
Monthly, 1/18/28 154 (9) — (9)
Morgan Stanley, Pay Underlying
Reference: Roche Holding Monthly,
Receive Variable (0.458)% (1M CHF
LIBOR + (0.41)%) Monthly, 1/18/28 112 (2) — (2)
Total Switzerland — (37)
United Kingdom 0.0%
Goldman Sachs, Pay Underlying
Reference: Admiral Group Monthly,
Receive Variable 3.377% (GBP SONIA +
(0.35)%) Monthly, 1/18/28 269 33 — 33

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: Prudential Monthly, Receive
Variable 3.377% (GBP SONIA +
(0.35)%) Monthly, 1/18/28 329 (7) — (7)
Goldman Sachs, Pay Underlying
Reference: Whitbread Monthly, Receive
Variable 3.377% (GBP SONIA +
(0.35)%) Monthly, 1/18/28 87 2 — 2
Goldman Sachs, Receive Underlying
Reference: Aviva Monthly, Pay Variable
4.107% (GBP SONIA + 0.38%) Monthly,
1/18/28 236 (21) — (21)
Goldman Sachs, Receive Underlying
Reference: BAE Systems Monthly, Pay
Variable 4.107% (GBP SONIA + 0.38%)
Monthly, 1/18/28 103 (5) — (5)
Goldman Sachs, Receive Underlying
Reference: Barclays Monthly, Pay
Variable 4.107% (GBP SONIA + 0.38%)
Monthly, 1/18/28 229 1 — 1
Goldman Sachs, Receive Underlying
Reference: Imperial Brands Monthly,
Pay Variable 3.457% (GBP SONIA +
(0.27)%) Monthly, 1/18/28 211 — — —
Goldman Sachs, Receive Underlying
Reference: InterContinental Hotels
Group Monthly, Pay Variable 3.948%
(SOFR + 0.30%) Monthly, 1/18/28 99 (1) — (1)
Goldman Sachs, Receive Underlying
Reference: Marks & Spencer Group
Monthly, Pay Variable 4.107% (GBP
SONIA + 0.38%) Monthly, 1/18/28 153 1 — 1
Goldman Sachs, Receive Underlying
Reference: Rolls-Royce Holdings
Monthly, Pay Variable 4.107% (GBP
SONIA + 0.38%) Monthly, 1/18/28 96 (7) — (7)
Goldman Sachs, Receive Underlying
Reference: Shell Monthly, Pay Variable
4.107% (GBP SONIA + 0.38%) Monthly,
1/18/28 152 3 — 3
JPMorgan Chase, Receive Underlying
Reference: Unilever Monthly, Pay
Variable 3.999% (SOFR + 0.35%)
Monthly, 1/18/28 94 6 — 6

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Smith & Nephew Monthly,
Receive Variable 3.417% (GBP SONIA +
(0.31)%) Monthly, 1/18/28 153 — — —
Total United Kingdom — 5
United States 0.0%
Citibank, Pay Underlying Reference:
3M Monthly, Receive Variable 3.470%
(SOFR + (0.18)%) Monthly, 1/18/28 222 17 — 17
Citibank, Pay Underlying Reference:
AbbVie Monthly, Receive Variable
3.470% (SOFR + (0.18)%) Monthly,
1/18/28 282 — — —
Citibank, Pay Underlying Reference:
Analog Devices Monthly, Receive
Variable 3.470% (SOFR + (0.18)%)
Monthly, 1/18/28 100 (4) — (4)
Citibank, Pay Underlying Reference:
Broadridge Financial Solutions Monthly,
Receive Variable 3.460% (SOFR +
(0.18)%) Monthly, 1/18/28 212 (2) — (2)
Citibank, Pay Underlying Reference:
Deckers Outdoor Monthly, Receive
Variable 3.470% (SOFR + (0.18)%)
Monthly, 1/18/28 188 (21) — (21)
Citibank, Pay Underlying Reference:
Dow Monthly, Receive Variable 3.470%
(SOFR + (0.18)%) Monthly, 1/18/28 172 (10) — (10)
Citibank, Pay Underlying Reference:
Entergy Monthly, Receive Variable
3.470% (SOFR + (0.18)%) Monthly,
1/18/28 216 (11) — (11)
Citibank, Pay Underlying Reference:
Eversource Energy Monthly, Receive
Variable 3.470% (SOFR + (0.18)%)
Monthly, 1/18/28 150 (3) — (3)
Citibank, Pay Underlying Reference:
Goldman Sachs Group Monthly, Receive
Variable 3.470% (SOFR + (0.18)%)
Monthly, 1/18/28 187 — — —

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
International Flavors & Fragrances
Monthly, Receive Variable 3.470%
(SOFR + (0.18)%) Monthly, 1/18/28 117 (2) — (2)
Citibank, Pay Underlying Reference:
J.M. Smucker Monthly, Receive Variable
3.470% (SOFR + (0.18)%) Monthly,
1/18/28 134 (9) — (9)
Citibank, Pay Underlying Reference:
Kimberly-Clark Monthly, Receive
Variable 3.470% (SOFR + (0.18)%)
Monthly, 1/18/28 236 (2) — (2)
Citibank, Pay Underlying Reference:
Morgan Stanley Monthly, Receive
Variable 3.470% (SOFR + (0.18)%)
Monthly, 1/18/28 217 2 — 2
Citibank, Pay Underlying Reference:
ONEOK Monthly, Receive Variable
3.470% (SOFR + (0.18)%) Monthly,
1/18/28 235 (22) — (22)
Citibank, Pay Underlying Reference:
State Street Monthly, Receive Variable
3.469% (SOFR + (0.18)%) Monthly,
1/18/28 400 (15) — (15)
Citibank, Pay Underlying Reference:
Tractor Supply Monthly, Receive
Variable 3.470% (SOFR + (0.18)%)
Monthly, 1/18/28 101 1 — 1
Citibank, Receive Underlying Reference:
Advanced Micro Devices Monthly,
Pay Variable 4.070% (SOFR + 0.42%)
Monthly, 1/18/28 108 17 — 17
Citibank, Receive Underlying Reference:
American Express Monthly, Pay Variable
4.070% (SOFR + 0.42%) Monthly,
1/18/28 322 (26) — (26)
Citibank, Receive Underlying Reference:
Baker Hughes Monthly, Pay Variable
4.070% (SOFR + 0.42%) Monthly,
1/18/28 181 21 — 21
Citibank, Receive Underlying Reference:
Bank of New York Mellon Monthly,
Pay Variable 4.070% (SOFR + 0.42%)
Monthly, 1/18/28 451 — — —

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Caterpillar Monthly, Pay Variable 4.070%
(SOFR + 0.42%) Monthly, 1/18/28 311 25 — 25
Citibank, Receive Underlying Reference:
Cigna Monthly, Pay Variable 4.070%
(SOFR + 0.42%) Monthly, 1/18/28 159 (6) — (6)
Citibank, Receive Underlying Reference:
CMS Energy Monthly, Pay Variable
4.070% (SOFR + 0.42%) Monthly,
1/18/28 301 6 — 6
Citibank, Receive Underlying Reference:
Consolidated Edison Monthly, Pay
Variable 4.070% (SOFR + 0.42%)
Monthly, 1/18/28 100 6 — 6
Citibank, Receive Underlying Reference:
Crowdstrike Holdings, Class A Monthly,
Pay Variable 4.070% (SOFR + 0.42%)
Monthly, 1/18/28 148 (8) — (8)
Citibank, Receive Underlying Reference:
CSX Monthly, Pay Variable 4.070%
(SOFR + 0.42%) Monthly, 1/18/28 373 25 — 25
Citibank, Receive Underlying Reference:
Danaher Monthly, Pay Variable 4.070%
(SOFR + 0.42%) Monthly, 1/18/28 306 (22) — (22)
Citibank, Receive Underlying Reference:
Devon Energy Monthly, Pay Variable
4.070% (SOFR + 0.42%) Monthly,
1/18/28 157 17 — 17
Citibank, Receive Underlying Reference:
DTE Energy Monthly, Pay Variable
4.070% (SOFR + 0.42%) Monthly,
1/18/28 188 6 — 6
Citibank, Receive Underlying Reference:
Estee Lauder, Class A Monthly, Pay
Variable 4.070% (SOFR + 0.42%)
Monthly, 1/18/28 151 6 — 6
Citibank, Receive Underlying Reference:
Fortive Monthly, Pay Variable 4.070%
(SOFR + 0.42%) Monthly, 1/18/28 459 (21) — (21)
Citibank, Receive Underlying Reference:
Gilead Sciences Monthly, Pay Variable
4.070% (SOFR + 0.42%) Monthly,
1/18/28 174 30 — 30

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Home Depot Monthly, Pay Variable
4.070% (SOFR + 0.42%) Monthly,
1/18/28 390 15 — 15
Citibank, Receive Underlying Reference:
Marsh & McLennan Monthly, Pay
Variable 4.070% (SOFR + 0.42%)
Monthly, 1/18/28 153 1 — 1
Citibank, Receive Underlying Reference:
McDonald's Monthly, Pay Variable
4.070% (SOFR + 0.42%) Monthly,
1/18/28 235 4 — 4
Citibank, Receive Underlying Reference:
Merck Monthly, Pay Variable 4.070%
(SOFR + 0.42%) Monthly, 1/18/28 309 (3) — (3)
Citibank, Receive Underlying Reference:
Micron Technology Monthly, Pay Variable
4.069% (SOFR + 0.42%) Monthly,
1/18/28 80 3 — 3
Citibank, Receive Underlying Reference:
Micron Technology Monthly, Pay Variable
4.069% (SOFR + 0.42%) Monthly,
1/18/28 220 16 — 16
Citibank, Receive Underlying Reference:
Packaging Corp. of America Monthly,
Pay Variable 4.070% (SOFR + 0.42%)
Monthly, 1/18/28 102 4 — 4
Citibank, Receive Underlying Reference:
Philip Morris International Monthly,
Pay Variable 4.070% (SOFR + 0.42%)
Monthly, 1/18/28 162 21 — 21
Citibank, Receive Underlying Reference:
Phillips Monthly, Pay Variable 4.070%
(SOFR + 0.42%) Monthly, 1/18/28 114 (1) — (1)
Citibank, Receive Underlying Reference:
Thermo Fisher Scientific Monthly, Pay
Variable 4.070% (SOFR + 0.42%)
Monthly, 1/18/28 97 (5) — (5)
Citibank, Receive Underlying Reference:
TJX Monthly, Pay Variable 4.069%
(SOFR + 0.42%) Monthly, 1/18/28 39 (1) — (1)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
TJX Monthly, Pay Variable 4.069%
(SOFR + 0.42%) Monthly, 1/18/28 115 (4) — (4)
Citibank, Receive Underlying Reference:
Vertex Pharmaceuticals Monthly, Pay
Variable 4.070% (SOFR + 0.42%)
Monthly, 1/18/28 136 — — —
Goldman Sachs, Pay Underlying
Reference: Airbnb, Class A Monthly,
Receive Variable 3.349% (SOFR +
(0.30)%) Monthly, 1/18/28 306 8 — 8
Goldman Sachs, Pay Underlying
Reference: American Electric Power
Monthly, Receive Variable 3.349%
(SOFR + (0.30)%) Monthly, 1/18/28 253 — — —
Goldman Sachs, Pay Underlying
Reference: Amgen Monthly, Receive
Variable 3.349% (SOFR + (0.30)%)
Monthly, 1/18/28 92 (3) — (3)
Goldman Sachs, Pay Underlying
Reference: AT&T Monthly, Receive
Variable 3.349% (SOFR + (0.30)%)
Monthly, 1/18/28 387 (44) — (44)
Goldman Sachs, Pay Underlying
Reference: Axon Enterprise Monthly,
Receive Variable 3.349% (SOFR +
(0.30)%) Monthly, 1/18/28 127 31 — 31
Goldman Sachs, Pay Underlying
Reference: Biogen Monthly, Receive
Variable 3.349% (SOFR + (0.30)%)
Monthly, 1/18/28 92 (6) — (6)
Goldman Sachs, Pay Underlying
Reference: Blackstone Monthly, Receive
Variable 3.349% (SOFR + (0.30)%)
Monthly, 1/18/28 190 22 — 22
Goldman Sachs, Pay Underlying
Reference: Capital One Financial
Monthly, Receive Variable 3.349%
(SOFR + (0.30)%) Monthly, 1/18/28 236 18 — 18
Goldman Sachs, Pay Underlying
Reference: CenterPoint Energy Monthly,
Receive Variable 3.349% (SOFR +
(0.30)%) Monthly, 1/18/28 176 (1) — (1)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: Constellation Brands, Class
A Monthly, Receive Variable 3.349%
(SOFR + (0.30)%) Monthly, 1/18/28 108 1 — 1
Goldman Sachs, Pay Underlying
Reference: Constellation Energy
Monthly, Receive Variable 3.349%
(SOFR + (0.30)%) Monthly, 1/18/28 205 37 — 37
Goldman Sachs, Pay Underlying
Reference: Costco Wholesale Monthly,
Receive Variable 3.349% (SOFR +
(0.30)%) Monthly, 1/18/28 306 5 — 5
Goldman Sachs, Pay Underlying
Reference: DuPont de Nemours
Monthly, Receive Variable 3.349%
(SOFR + (0.30)%) Monthly, 1/18/28 295 (3) — (3)
Goldman Sachs, Pay Underlying
Reference: Evergy Monthly, Receive
Variable 3.349% (SOFR + (0.30)%)
Monthly, 1/18/28 412 (5) — (5)
Goldman Sachs, Pay Underlying
Reference: Exelon Monthly, Receive
Variable 3.349% (SOFR + (0.30)%)
Monthly, 1/18/28 226 (3) — (3)
Goldman Sachs, Pay Underlying
Reference: Fair Isaac Monthly, Receive
Variable 3.349% (SOFR + (0.30)%)
Monthly, 1/18/28 206 16 — 16
Goldman Sachs, Pay Underlying
Reference: Fastenal Monthly, Receive
Variable 3.349% (SOFR + (0.30)%)
Monthly, 1/18/28 434 — — —
Goldman Sachs, Pay Underlying
Reference: FirstEnergy Monthly, Receive
Variable 3.349% (SOFR + (0.30)%)
Monthly, 1/18/28 98 (1) — (1)
Goldman Sachs, Pay Underlying
Reference: Ford Motor Monthly, Receive
Variable 3.349% (SOFR + (0.30)%)
Monthly, 1/18/28 175 (1) — (1)
Goldman Sachs, Pay Underlying
Reference: Gartner Monthly, Receive
Variable 3.349% (SOFR + (0.30)%)
Monthly, 1/18/28 129 12 — 12

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: GE Vernova Monthly,
Receive Variable 3.349% (SOFR +
(0.30)%) Monthly, 1/18/28 205 (27) — (27)
Goldman Sachs, Pay Underlying
Reference: Halliburton Monthly, Receive
Variable 3.349% (SOFR + (0.30)%)
Monthly, 1/18/28 246 (5) — (5)
Goldman Sachs, Pay Underlying
Reference: HCA Healthcare Monthly,
Receive Variable 3.349% (SOFR +
(0.30)%) Monthly, 1/18/28 155 (1) — (1)
Goldman Sachs, Pay Underlying
Reference: Hershey Monthly, Receive
Variable 3.349% (SOFR + (0.30)%)
Monthly, 1/18/28 107 3 — 3
Goldman Sachs, Pay Underlying
Reference: Johnson & Johnson Monthly,
Receive Variable 3.349% (SOFR +
(0.30)%) Monthly, 1/18/28 126 (4) — (4)
Goldman Sachs, Pay Underlying
Reference: JPMorgan Chase Monthly,
Receive Variable 3.349% (SOFR +
(0.30)%) Monthly, 1/18/28 98 1 — 1
Goldman Sachs, Pay Underlying
Reference: Live Nation Entertainment
Monthly, Receive Variable 3.349%
(SOFR + (0.30)%) Monthly, 1/18/28 207 1 — 1
Goldman Sachs, Pay Underlying
Reference: Nasdaq Monthly, Receive
Variable 3.349% (SOFR + (0.30)%)
Monthly, 1/18/28 204 7 — 7
Goldman Sachs, Pay Underlying
Reference: NiSource Monthly, Receive
Variable 3.349% (SOFR + (0.30)%)
Monthly, 1/18/28 296 (5) — (5)
Goldman Sachs, Pay Underlying
Reference: Norfolk Southern Monthly,
Receive Variable 3.349% (SOFR +
(0.30)%) Monthly, 1/18/28 198 — — —
Goldman Sachs, Pay Underlying
Reference: Pfizer Monthly, Receive
Variable 3.349% (SOFR + (0.30)%)
Monthly, 1/18/28 372 (14) — (14)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: Rockwell Automation
Monthly, Receive Variable 3.349%
(SOFR + (0.30)%) Monthly, 1/18/28 421 — — —
Goldman Sachs, Pay Underlying
Reference: Roper Technologies Monthly,
Receive Variable 3.349% (SOFR +
(0.30)%) Monthly, 1/18/28 313 33 — 33
Goldman Sachs, Pay Underlying
Reference: Salesforce Monthly, Receive
Variable 3.349% (SOFR + (0.30)%)
Monthly, 1/18/28 104 10 — 10
Goldman Sachs, Pay Underlying
Reference: Skyworks Solutions Monthly,
Receive Variable 3.349% (SOFR +
(0.30)%) Monthly, 1/18/28 212 10 — 10
Goldman Sachs, Pay Underlying
Reference: Starbucks Monthly, Receive
Variable 3.349% (SOFR + (0.30)%)
Monthly, 1/18/28 327 5 — 5
Goldman Sachs, Pay Underlying
Reference: Synchrony Financial Monthly,
Receive Variable 3.349% (SOFR +
(0.30)%) Monthly, 1/18/28 401 27 — 27
Goldman Sachs, Pay Underlying
Reference: Target Monthly, Receive
Variable 3.349% (SOFR + (0.30)%)
Monthly, 1/18/28 106 6 — 6
Goldman Sachs, Pay Underlying
Reference: Tesla Monthly, Receive
Variable 3.349% (SOFR + (0.30)%)
Monthly, 1/18/28 158 3 — 3
Goldman Sachs, Pay Underlying
Reference: Tyler Technologies Monthly,
Receive Variable 3.349% (SOFR +
(0.30)%) Monthly, 1/18/28 214 37 — 37
Goldman Sachs, Pay Underlying
Reference: Uber Technologies Monthly,
Receive Variable 3.349% (SOFR +
(0.30)%) Monthly, 1/18/28 152 8 — 8
Goldman Sachs, Pay Underlying
Reference: United Parcel Service, Class
B Monthly, Receive Variable 3.349%
(SOFR + (0.30)%) Monthly, 1/18/28 159 4 — 4

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: United Rentals Monthly,
Receive Variable 3.349% (SOFR +
(0.30)%) Monthly, 1/18/28 222 35 — 35
Goldman Sachs, Pay Underlying
Reference: Universal Health Services,
Class B Monthly, Receive Variable
3.349% (SOFR + (0.30)%) Monthly,
1/18/28 289 5 — 5
Goldman Sachs, Pay Underlying
Reference: Veralto Monthly, Receive
Variable 3.349% (SOFR + (0.30)%)
Monthly, 1/18/28 397 17 — 17
Goldman Sachs, Pay Underlying
Reference: Verisign Monthly, Receive
Variable 3.349% (SOFR + (0.30)%)
Monthly, 1/18/28 299 6 — 6
Goldman Sachs, Pay Underlying
Reference: Verizon Communications
Monthly, Receive Variable 3.349%
(SOFR + (0.30)%) Monthly, 1/18/28 253 (37) — (37)
Goldman Sachs, Pay Underlying
Reference: W. R. Berkley Monthly,
Receive Variable 3.349% (SOFR +
(0.30)%) Monthly, 1/18/28 766 3 — 3
Goldman Sachs, Pay Underlying
Reference: Wells Fargo Monthly,
Receive Variable 3.349% (SOFR +
(0.30)%) Monthly, 1/18/28 467 (7) — (7)
Goldman Sachs, Pay Underlying
Reference: Williams-Sonoma Monthly,
Receive Variable 3.349% (SOFR +
(0.30)%) Monthly, 1/18/28 106 3 — 3
Goldman Sachs, Pay Underlying
Reference: Zimmer Biomet Holdings
Monthly, Receive Variable 3.348%
(SOFR + (0.30)%) Monthly, 1/18/28 253 (1) — (1)
Goldman Sachs, Receive Underlying
Reference: Zoetis Monthly, Pay Variable
3.946% (SOFR + 0.30%) Monthly,
1/18/28 60 — — —

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Zoetis Monthly, Pay Variable
3.949% (SOFR + 0.30%) Monthly,
1/18/28 106 — — —
JPMorgan Chase, Pay Underlying
Reference: Apple Monthly, Receive
Variable 3.399% (SOFR + (0.25)%)
Monthly, 1/18/28 300 (1) — (1)
JPMorgan Chase, Pay Underlying
Reference: Comfort Systems USA
Monthly, Receive Variable 3.399%
(SOFR + (0.25)%) Monthly, 1/18/28 236 (11) — (11)
JPMorgan Chase, Pay Underlying
Reference: QUALCOMM Monthly,
Receive Variable 3.390% (SOFR +
(0.25)%) Monthly, 1/18/28 304 5 — 5
JPMorgan Chase, Pay Underlying
Reference: Vulcan Materials Monthly,
Receive Variable 3.399% (SOFR +
(0.25)%) Monthly, 1/18/28 104 1 — 1
JPMorgan Chase, Receive Underlying
Reference: Alliant Energy Monthly,
Pay Variable 3.999% (SOFR + 0.35%)
Monthly, 1/18/28 307 (3) — (3)
JPMorgan Chase, Receive Underlying
Reference: Allstate Monthly, Pay
Variable 3.999% (SOFR + 0.35%)
Monthly, 1/18/28 262 4 — 4
JPMorgan Chase, Receive Underlying
Reference: Ameren Monthly, Pay
Variable 3.999% (SOFR + 0.35%)
Monthly, 1/18/28 250 — — —
JPMorgan Chase, Receive Underlying
Reference: Apollo Global Management
Monthly, Pay Variable 3.999% (SOFR +
0.35%) Monthly, 1/18/28 218 (15) — (15)
JPMorgan Chase, Receive Underlying
Reference: Arista Networks Monthly,
Pay Variable 3.999% (SOFR + 0.35%)
Monthly, 1/18/28 200 17 — 17
JPMorgan Chase, Receive Underlying
Reference: Bank of America Monthly,
Pay Variable 3.999% (SOFR + 0.35%)
Monthly, 1/18/28 172 2 — 2

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Block Monthly, Pay Variable
3.999% (SOFR + 0.35%) Monthly,
1/18/28 97 (7) — (7)
JPMorgan Chase, Receive Underlying
Reference: Booking Holdings Monthly,
Pay Variable 3.999% (SOFR + 0.35%)
Monthly, 1/18/28 99 (4) — (4)
JPMorgan Chase, Receive Underlying
Reference: Bristol-Myers Squibb
Monthly, Pay Variable 3.999% (SOFR +
0.35%) Monthly, 1/18/28 118 (2) — (2)
JPMorgan Chase, Receive Underlying
Reference: BXP Monthly, Pay Variable
3.999% (SOFR + 0.35%) Monthly,
1/18/28 104 (4) — (4)
JPMorgan Chase, Receive Underlying
Reference: Cardinal Health Monthly,
Pay Variable 3.999% (SOFR + 0.35%)
Monthly, 1/18/28 228 1 — 1
JPMorgan Chase, Receive Underlying
Reference: Cisco Systems Monthly,
Pay Variable 3.999% (SOFR + 0.35%)
Monthly, 1/18/28 133 5 — 5
JPMorgan Chase, Receive Underlying
Reference: CME Group Monthly, Pay
Variable 3.999% (SOFR + 0.35%)
Monthly, 1/18/28 294 17 — 17
JPMorgan Chase, Receive Underlying
Reference: Colgate-Palmolive Monthly,
Pay Variable 3.999% (SOFR + 0.35%)
Monthly, 1/18/28 400 30 — 30
JPMorgan Chase, Receive Underlying
Reference: ConocoPhillips Monthly,
Pay Variable 3.999% (SOFR + 0.35%)
Monthly, 1/18/28 281 15 — 15
JPMorgan Chase, Receive Underlying
Reference: CubeSmart Monthly, Pay
Variable 3.999% (SOFR + 0.35%)
Monthly, 1/18/28 255 (11) — (11)
JPMorgan Chase, Receive Underlying
Reference: Dayforce Monthly, Pay
Variable 3.999% (SOFR + 0.35%)
Monthly, 1/18/28 113 — — —

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Dover Monthly, Pay Variable
3.999% (SOFR + 0.35%) Monthly,
1/18/28 373 (9) — (9)
JPMorgan Chase, Receive Underlying
Reference: East West Bancorp Monthly,
Pay Variable 3.999% (SOFR + 0.35%)
Monthly, 1/18/28 565 (8) — (8)
JPMorgan Chase, Receive Underlying
Reference: Eli Lilly Monthly, Pay Variable
3.999% (SOFR + 0.35%) Monthly,
1/18/28 187 — — —
JPMorgan Chase, Receive Underlying
Reference: EPAM Systems Monthly,
Pay Variable 3.999% (SOFR + 0.35%)
Monthly, 1/18/28 206 (7) — (7)
JPMorgan Chase, Receive Underlying
Reference: Equinix Monthly, Pay
Variable 3.999% (SOFR + 0.35%)
Monthly, 1/18/28 321 7 — 7
JPMorgan Chase, Receive Underlying
Reference: Esab Monthly, Pay Variable
3.999% (SOFR + 0.35%) Monthly,
1/18/28 108 (1) — (1)
JPMorgan Chase, Receive Underlying
Reference: Exxon Mobil Monthly, Pay
Variable 3.999% (SOFR + 0.35%)
Monthly, 1/18/28 309 29 — 29
JPMorgan Chase, Receive Underlying
Reference: Federal Realty Investment
Trust Monthly, Pay Variable 3.999%
(SOFR + 0.35%) Monthly, 1/18/28 205 (2) — (2)
JPMorgan Chase, Receive Underlying
Reference: Fifth Third Bancorp Monthly,
Pay Variable 3.999% (SOFR + 0.35%)
Monthly, 1/18/28 265 6 — 6
JPMorgan Chase, Receive Underlying
Reference: Gen Digital Monthly, Pay
Variable 3.999% (SOFR + 0.35%)
Monthly, 1/18/28 342 (32) — (32)
JPMorgan Chase, Receive Underlying
Reference: Intel Monthly, Pay Variable
3.999% (SOFR + 0.35%) Monthly,
1/18/28 205 (8) — (8)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: International Paper Monthly,
Pay Variable 3.999% (SOFR + 0.35%)
Monthly, 1/18/28 117 (9) — (9)
JPMorgan Chase, Receive Underlying
Reference: Intuitive Surgical Monthly,
Pay Variable 3.999% (SOFR + 0.35%)
Monthly, 1/18/28 130 (9) — (9)
JPMorgan Chase, Receive Underlying
Reference: KeyCorp Monthly, Pay
Variable 3.999% (SOFR + 0.35%)
Monthly, 1/18/28 396 5 — 5
JPMorgan Chase, Receive Underlying
Reference: Lam Research Monthly,
Pay Variable 3.999% (SOFR + 0.35%)
Monthly, 1/18/28 170 12 — 12
JPMorgan Chase, Receive Underlying
Reference: Liberty Media Corp-Liberty
Formula One, Class C Monthly, Pay
Variable 3.990% (SOFR + 0.35%)
Monthly, 1/18/28 153 (4) — (4)
JPMorgan Chase, Receive Underlying
Reference: Microsoft Monthly, Pay
Variable 3.999% (SOFR + 0.35%)
Monthly, 1/18/28 98 (6) — (6)
JPMorgan Chase, Receive Underlying
Reference: PACCAR Monthly, Pay
Variable 3.999% (SOFR + 0.35%)
Monthly, 1/18/28 473 3 — 3
JPMorgan Chase, Receive Underlying
Reference: Parker-Hannifin Monthly,
Pay Variable 3.999% (SOFR + 0.35%)
Monthly, 1/18/28 479 (5) — (5)
JPMorgan Chase, Receive Underlying
Reference: Procter & Gamble Monthly,
Pay Variable 3.999% (SOFR + 0.35%)
Monthly, 1/18/28 347 19 — 19
JPMorgan Chase, Receive Underlying
Reference: Regeneron Pharmaceuticals
Monthly, Pay Variable 3.999% (SOFR +
0.35%) Monthly, 1/18/28 119 — — —

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Saia Monthly, Pay Variable
3.999% (SOFR + 0.35%) Monthly,
1/18/28 187 (13) — (13)
JPMorgan Chase, Receive Underlying
Reference: Sandisk Monthly, Pay
Variable 3.999% (SOFR + 0.35%)
Monthly, 1/18/28 109 44 — 44
JPMorgan Chase, Receive Underlying
Reference: Sempra Monthly, Pay
Variable 3.999% (SOFR + 0.35%)
Monthly, 1/18/28 196 (10) — (10)
JPMorgan Chase, Receive Underlying
Reference: Targa Resources Monthly,
Pay Variable 3.999% (SOFR + 0.35%)
Monthly, 1/18/28 99 11 — 11
JPMorgan Chase, Receive Underlying
Reference: Teradyne Monthly, Pay
Variable 3.999% (SOFR + 0.35%)
Monthly, 1/18/28 137 8 — 8
JPMorgan Chase, Receive Underlying
Reference: TKO Group Holdings
Monthly, Pay Variable 3.990% (SOFR +
0.35%) Monthly, 1/18/28 237 7 — 7
JPMorgan Chase, Receive Underlying
Reference: T-Mobile U.S. Monthly,
Pay Variable 3.999% (SOFR + 0.35%)
Monthly, 1/18/28 182 6 — 6
JPMorgan Chase, Receive Underlying
Reference: Tradeweb Markets, Class A
Monthly, Pay Variable 3.999% (SOFR +
0.35%) Monthly, 1/18/28 100 (1) — (1)
JPMorgan Chase, Receive Underlying
Reference: U.S. Bancorp Monthly,
Pay Variable 3.999% (SOFR + 0.35%)
Monthly, 1/18/28 379 14 — 14
JPMorgan Chase, Receive Underlying
Reference: Visa, Class A Monthly,
Pay Variable 3.999% (SOFR + 0.35%)
Monthly, 1/18/28 193 (4) — (4)
JPMorgan Chase, Receive Underlying
Reference: W.W. Grainger Monthly,
Pay Variable 3.999% (SOFR + 0.35%)
Monthly, 1/18/28 340 5 — 5

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Xylem Monthly, Pay Variable
3.999% (SOFR + 0.35%) Monthly,
1/18/28 210 (10) — (10)
Morgan Stanley, Receive Underlying
Reference: Ameren Monthly, Pay
Variable 4.049% (SOFR + 0.40%)
Monthly, 1/18/28 58 — — —
Morgan Stanley, Receive Underlying
Reference: Charles River Laboratories
International Monthly, Pay Variable
4.049% (SOFR + 0.40%) Monthly,
1/18/28 192 (12) — (12)
Morgan Stanley, Receive Underlying
Reference: Lamb Weston Holdings
Monthly, Pay Variable 4.049% (SOFR +
0.40%) Monthly, 1/18/28 231 12 — 12
Morgan Stanley, Receive Underlying
Reference: Medline, Class A Monthly,
Pay Variable 4.049% (SOFR + 0.40%)
Monthly, 1/18/28 154 5 — 5
Total United States — 333
Total Bilateral Total Return Swaps — 482
Total Bilateral Swaps — 482
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
United States 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/30 1,450 33 32 1

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S45, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/30 2,250 54 47 7
Total United States 8
Total Centrally Cleared Credit Default Swaps,
Protection Sold 8
Zero-Coupon Inflation Swaps (0.0)%
United States (0.0)%
2 Year Zero-Coupon Inflation Swap
Pay Fixed 2.800% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/25/27 233 (1) — (1)
2 Year Zero-Coupon Inflation Swap
Pay Fixed 2.830% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/25/27 232 (1) — (1)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.596% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/16/30 100 — — —
Total United States (2)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (2)
Total Centrally Cleared Swaps 6
Net payments (receipts) of variation margin to date (6)
Variation margin receivable (payable) on centrally cleared swaps $ —
**
Includes interest purchased or sold but not yet collected of less than $1.

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 2/27/26 USD 604 HKD 4,705 $ 1
BNP Paribas 2/27/26 USD 637 DKK 3,969 6
Citibank 2/27/26 USD 2,181 AUD 3,114 13
JPMorgan Chase 2/13/26 JPY 51,037 USD 326 4
JPMorgan Chase 2/27/26 USD 3,228 CHF 2,473 20
JPMorgan Chase 2/27/26 USD 11,788 EUR 9,835 116
JPMorgan Chase 2/27/26 USD 4,958 GBP 3,601 31
JPMorgan Chase 2/27/26 USD 230 ILS 710 1
JPMorgan Chase 2/27/26 USD 7,382 JPY 1,123,847 103
JPMorgan Chase 2/27/26 USD 196 NOK 1,890 —
JPMorgan Chase 2/27/26 USD 60 NZD 98 —
JPMorgan Chase 2/27/26 USD 1,106 SEK 9,760 9
JPMorgan Chase 2/27/26 USD 466 SGD 587 4
Net unrealized gain (loss) on open forward
currency exchange contracts $ 308

T. ROWE PRICE Global Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 19 Euro STOXX contracts 3/26 (1,340) $ 14
Short, 10 FTSE 100 Index contracts 3/26 (1,394) (23)
Short, 14 MSCI EAFE Index contracts 3/26 (2,126) (106)
Short, 25 S&P 500 E-Mini Index contracts 3/26 (8,707) (41)
Short, 8 S&P 500 E-Mini Index Energy Sector
contracts 3/26 (858) (97)
Short, 41 S&P 500 Micro E-Mini Index contracts 3/26 (1,428) (3)
Short, 109 TOPIX Mini Index contracts 3/26 (2,519) (82)
Long, 6 U.S. Treasury Long Bond contracts 3/26 691 (9)
Long, 40 U.S. Treasury Notes five year contracts 3/26 4,357 (24)
Long, 3 U.S. Treasury Notes two year contracts 3/26 625 (1)
Long, 3 Ultra U.S. Treasury Bonds contracts 3/26 352 (8)
Net payments (receipts) of variation margin to date 392
Variation margin receivable (payable) on open futures contracts $ 12

T. ROWE PRICE Global Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 5.64%  $ — $ (19) $ 268
T. Rowe Price Emerging Markets Bond Fund -
I Class, 5.73%  — 322 502
T. Rowe Price Emerging Markets Local
Currency Bond Fund - I Class, 6.41%  — 631 318
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 6.57%  — (40) 134
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.01%  — 46 327
T. Rowe Price Integrated U.S. Small-Mid Cap
Core Equity Fund - I Class  338 2,725 277
T. Rowe Price International Bond Fund - I
Class, 3.02%  — 375 232
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.25%  — (55) 84
T. Rowe Price Government Reserve Fund,
3.76% — — 283++
T. Rowe Price Treasury Reserve Fund, 3.74% — — 49++
Affiliates not held at period end (3,167) 3,221 5
Totals $ (2,829)# $ 7,206 $ 2,479+

T. ROWE PRICE Global Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
1/31/26
T. Rowe Price Dynamic Global
Bond Fund - I Class, 5.64%  $ 15,184 $ 262 $ — $ 15,427
T. Rowe Price Emerging
Markets Bond Fund - I Class,
5.73%  31,414 992 — 32,728
T. Rowe Price Emerging
Markets Local Currency Bond
Fund - I Class, 6.41%  18,161 1,058 — 19,850
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 6.57%  7,623 130 — 7,713
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 6.01%  18,387 320 — 18,753
T. Rowe Price Integrated U.S.
Small-Mid Cap Core Equity
Fund - I Class  44,004 7,965 — 54,694
T. Rowe Price International
Bond Fund - I Class, 3.02%  25,310 1,728 — 27,413
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.25%  9,446 83 — 9,474
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  18,108 — 21,329 —
T. Rowe Price Government
Reserve Fund, 3.76% 8,096  ¤  ¤ 37,932
T. Rowe Price Treasury
Reserve Fund, 3.74% 25,284  ¤  ¤ 4,602
Total $ 228,586^
# Capital gain distributions from underlying Price funds represented $338 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,479 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $220,067.

T. ROWE PRICE Global Allocation Fund
Unaudited
Notes to the Portfolio of Investments

T. Rowe Price Global Allocation Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Allocation
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Allocation Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Global Allocation Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of

T. ROWE PRICE Global Allocation Fund

the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):

T. ROWE PRICE Global Allocation Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 61,576 $ — $ 61,576
Asset-Backed Securities — 4,854 82 4,936
Bond Funds 131,358 — — 131,358
Closed-End Mutual Funds — 56 — 56
Common Stocks 279,409 176,543 373 456,325
Convertible Preferred Stocks — — 2,377 2,377
Corporate Bonds — 31,517 8 31,525
Equity Funds 54,694 — — 54,694
Non-U.S. Government
Mortgage-Backed Securities — 3,881 88 3,969
Preferred Stocks — 123 111 234
Private Investment
Companies — — 63,571 63,571
Short-Term Investments 37,932 — — 37,932
Securities Lending Collateral 4,602 — — 4,602
Total Securities 507,995 278,550 66,610 853,155
Swaps* — 1,695 — 1,695
Forward Currency Exchange
Contracts — 308 — 308
Futures Contracts* 14 — — 14
Total $ 508,009 $ 280,553 $ 66,610 $ 855,172
Liabilities
Options Written $ — $ 285 $ — $ 285
Swaps* — 1,207 — 1,207
Futures Contracts* 394 — — 394
Total $ 394 $ 1,492 $ — $ 1,886
1
Includes Government Bonds, Municipal Securities, U.S. Government & Agency
Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).

T. ROWE PRICE Global Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
January 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at January 31, 2026, totaled $2,429,000 for the period ended January 31, 2026. During the period, transfers out of Level 3 were because observable market data became available for the security. Additionally, during the period, transfers into and/or out of Level 3 include securities acquired or exchanged as a result of a corporate action.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
10/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
1/31/26
Investment
in Securities
Asset-
Backed
Securities $ 97 $ (9) $ — $ — $ — $ (6) $ 82
Common
Stocks 358 28 — — 147 (160) 373
Convertible
Preferred
Stocks 2,368 (13) 22 — — — 2,377
Corporate
Bonds — 2 — — 6 — 8
Non-U.S.
Government
Mortgage-
Backed
Securities 92 — — (4) — — 88
Preferred
Stocks 111 — — — — — 111
Private
Investment
Companies 60,136 2,435 1,000 — — — 63,571
Total $ 63,162 $ 2,443 $ 1,022 $ (4) $ 153 $ (166) $ 66,610

T. ROWE PRICE Global Allocation Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

T. ROWE PRICE Global Allocation Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Asset-Backed
Securities
$ 82 Discounted
cash flow
Discount rate 11% 11% Decrease
Common
Stocks
$ 373 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#
Discount for
dilution
15% 15% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
100% 100% Decrease
Market
comparable
Enterprise
value to gross
profit multiple
4.9x 4.9x Increase
Enterprise
value to sales
multiple
2.0x 2.0x Increase
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 2,377 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#

T. ROWE PRICE Global Allocation Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount for
dilution
15% 15% Decrease
Discount for
uncertainty
10%
- 50%
26% Decrease
Market
comparable
Enterprise
value to sales
multiple
2.9x
- 5.5x
3.1x Increase
Sales growth
rate
20% 20% Increase
Enterprise
value to
EBITDA
multiple
8.4x
- 23.9x
14.8x Increase
EBITDA growth
rate
124% 124% Increase
Price-to-
earnings
multiple
15.0x
- 15.9x
15.5x Increase
Earnings
growth rate
17% 17% Increase
Cost of capital 25% 25% Decrease
Discount for
uncertainty
10% 10% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% - 5% 5% Increase
Volatility 45%
- 58%
55% Increase

T. ROWE PRICE Global Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets,
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Corporate
Bonds
$ 8 Recent
comparable
transaction
price(s)
—# —# —# —#
Mortgage-
Backed
Securities
$ 88 Discounted
cash flow
Discount rate 4% 4% Decrease
Discount
spread
2% 2% Decrease
Preferred
Stocks
$ 111 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
Investment
Companies
$ 63,571 Rollforward of
Investee NAV
Estimated
return
0.84% 0.84% Increase

T. ROWE PRICE Global Allocation Fund

while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F154-054Q1 01/26